As filed with the Securities and Exchange Commission on January 15, 1999
                                                              File No: 333-69187



                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          Pre-Effective Amendment No. 1


                              THE MONTGOMERY FUNDS
               (Exact Name of Registrant as Specified in Charter)


                                 1-800-572-3863
              (Registrant's Telephone Number, Including Area Code)


                              101 California Street
                         San Francisco, California 94111
                    (Address of Principal Executive Offices)


                               Gregory M. Siemons
                               Assistant Secretary
                              The Montgomery Funds
                              101 California Street
                             San Francisco, CA 94111
                     (Name and Address of Agent for Service)


                                    Copy to:

                               Julie Allecta, Esq.
                               David Hearth, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                         San Francisco, California 94104

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective. The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

No filing fee is required under the Securities Act of 1933, as amended, because an indefinite number of shares of beneficial interest, with par value $0.01 per share, has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

CROSS REFERENCE SHEET


Form N-14 Part A, Item              Location in Prospectus/Proxy Statement
----------------------              --------------------------------------
         1                          Front Cover; Cross Reference

         2                          Table of Contents

         3 Introduction; Description of the Proposed Reorganization; Comparison of the Funds; Risk Factors

         4 Introduction, The Transaction, The Proposal, Description of the Proposed Reorganization


         5, 6                       The  Transaction,  Comparison  of the Funds;
                                    Risk Factors;  Further Information About the
                                    Opportunities Fund and the Emerging Fund


         7                          Shares and Voting; Vote Required

         8                          Not Applicable

         9                          Not Applicable


Form N-14 Part B, Item           Location in Statement of Additional Information
----------------------           -----------------------------------------------
         10                         Cover Page

         11                         Table of Contents

         12 Incorporation of Documents by Reference in Statement of Additional Information

         13                         Not Applicable

         14 Incorporation of Documents by Reference in Statement of Additional Information


Form N-14 Part C
----------------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of Form N-14.

THE FOLLOWING ITEMS ARE HEREBY INCORPORATED BY REFERENCE:

From Post-Effective Amendment No. 62 of The Montgomery Funds, filed October 30, 1998 (SEC File No. 811-6011):

          Combined Prospectus for Montgomery U.S. Emerging Growth Fund and Montgomery Small Cap Opportunities Fund (with other funds of The Montgomery Funds), dated October 31, 1998.

          Combined Statement of Additional Information for U.S. Emerging Growth Fund and Montgomery Small Cap Opportunities Fund, dated October 31, 1998.

As previously sent to shareholders of the Montgomery Small Cap Opportunities Fund and the Montgomery U.S. Emerging Growth Fund, and as filed with the SEC pursuant to Rule 30b2-1:

          Annual Report for the Montgomery Small Cap Opportunities Fund and the Montgomery U.S. Emerging Growth Fund for the fiscal year ended June 30, 1998, as contained in the Annual Report for The Montgomery Funds dated as of and for the periods ended June 30, 1998.

                    -----------------------------------------

                                     PART A

                     COMBINED PROXY STATEMENT AND PROSPECTUS

                            FOR THE REORGANIZATION OF

                     MONTGOMERY SMALL CAP OPPORTUNITIES FUND

                                      INTO

                      MONTGOMERY U.S. EMERGING GROWTH FUND

                    -----------------------------------------

                [Letterhead of Montgomery Asset Management, LLC]



                                January 15, 1999



Dear Small Cap Opportunities Fund Shareholder:


         We are seeking your approval to reorganize the Small Cap Opportunities Fund into the U.S. Emerging Growth Fund. As the manager of both Funds, we recommend that you approve the reorganization because we believe the efforts of our Growth equity portfolio management team are best devoted to the success of one small cap-oriented mutual fund. The Funds now emphasize the small cap and emerging growth sectors of the U.S. market, respectively. By consolidating these Funds, we can reduce the managerial inefficiencies of two funds with overlapping market sectors. We believe this will allow us to take better advantage of those exciting investment prospects that otherwise could be appropriate for both Funds.


         We have agreed to pay all expenses of the reorganization so that shareholders will not bear those costs.

         The Board of Trustees of The Montgomery Funds has approved the transaction and urges your approval.

         Please read the enclosed proxy materials and consider the information provided. We encourage you to complete and mail your proxy card promptly.


                                             Sincerely,

                                             MONTGOMERY ASSET MANAGEMENT, LLC


                                             Mark B. Geist, President

                              THE MONTGOMERY FUNDS
                              101 California Street
                         San Francisco, California 94111
                              (800) 572-FUND [3863]

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                                       OF
                     MONTGOMERY SMALL CAP OPPORTUNITIES FUND

                            TO BE HELD MARCH 1, 1999

To the Shareholders of the Montgomery Small Cap Opportunities Fund:

         Your Fund will host a special meeting of shareholders at the offices of The Montgomery Funds, 101 California Street, 35th Floor, San Francisco, California 94111 on March 1, 1999, at 10:00 a.m., local time. At the meeting, we will ask you to vote on:

     1. A proposal to reorganize the Small Cap Opportunities Fund into another Montgomery Fund, the U.S. Emerging Growth Fund.

     2.  Any other business that properly comes before the meeting.

         Only shareholders of record at the close of business on December 28, 1998 (the Record Date), will be entitled to receive this notice and to vote at the meeting.


                                             By Order of the Board of Trustees

                                             Gregory M. Siemons
                                             Assistant Secretary


                  YOUR VOTE IS IMPORTANT REGARDLESS OF HOW MANY
                      SHARES YOU OWNED ON THE RECORD DATE.

                               -------------------


PLEASE VOTE ON THE ENCLOSED PROXY FORM, DATE AND SIGN IT, AND RETURN IT IN THE PRE-ADDRESSED ENVELOPE PROVIDED. NO POSTAGE IS NECESSARY IF MAILED IN THE UNITED STATES. YOU ALSO MAY VOTE BY INTERNET (www.proxyvote.com) AND BY TELEPHONE (800.690.6903). IN ORDER TO AVOID THE ADDITIONAL EXPENSE AND DISRUPTION OF FURTHER SOLICITATION, WE REQUEST YOUR COOPERATION IN VOTING PROMPTLY.

                              THE MONTGOMERY FUNDS
                              101 California Street
                         San Francisco, California 94111
                              (800) 572-FUND [3863]

                     Montgomery Small Cap Opportunities Fund

                                       and

                      Montgomery U.S. Emerging Growth Fund


                     COMBINED PROXY STATEMENT AND PROSPECTUS


                             Dated: January 15, 1999

What is this document and why did we send it to you?


         The Board of Trustees approved a plan to reorganize the Montgomery Small Cap Opportunities Fund (the "Opportunities Fund") into the Montgomery U.S. Emerging Growth Fund (the "Emerging Fund") (that transaction is referred to as the "Reorganization"). Shareholder approval is needed to proceed with the Reorganization. The shareholder meeting will be held on March 1, 1999 (the "Shareholder Meeting"). We are sending this document to you for your use in deciding whether to approve the Reorganization at the Shareholder Meeting.


         This document includes a Notice of Special Meeting of Shareholders, a Combined Proxy Statement and Prospectus and a form of Proxy.

         As a technical matter, the Reorganization will have three steps:

o the transfer of the assets and liabilities of the Opportunities Fund to the Emerging Fund in exchange for shares of the Emerging Fund (the "Emerging Fund Shares") of equivalent value to the net assets transferred,

o the pro rata distribution of those Emerging Fund Shares to shareholders of record of the Opportunities Fund as of the effective date of the Reorganization (the "Effective Date") in full redemption of those shareholders' shares in the Opportunities Fund, and

o        the immediate liquidation and termination of the Opportunities Fund.

         As a result of the Reorganization, each shareholder of the Opportunities Fund would instead hold Emerging Fund Shares having the same total value as the shares of the Opportunities Fund held immediately before the Reorganization. Lawyers for the Opportunities Fund and the Emerging Fund will issue an opinion to the effect that, for federal income tax purposes, the Reorganization will be treated as a tax-free reorganization that will not cause the Opportunities Fund's shareholders to recognize a gain or loss for federal income tax purposes. See
Section II.A.3 below.


         The investment objective of the Opportunities Fund is to seek long-term capital appreciation by investing in growth-oriented U.S. small-cap companies whose shares have a total stock market value (market capitalization) of $1.5 billion or less. The Emerging Fund's investment objective is to seek long-term capital appreciation. It currently invests in growth-oriented U.S. smaller cap companies whose shares have a total stock market value of $1 billion or less.


         This Combined Proxy Statement and Prospectus sets forth the basic information that you should know before voting on the proposal. You should read it and keep it for future reference.

What other important documents should I know about?


         The Opportunities Fund and Emerging Fund (together, the "Funds") are series of The Montgomery Funds (the "Trust"), an open-end management investment company. The following documents are on file with the Securities and Exchange Commission (the "SEC") and are deemed to be legally part of this document:


o Combined Prospectus for the Emerging Fund and the Opportunities Fund (as well as other Montgomery Funds) dated October 31, 1998

o        Combined   Statement  of   Additional   Information   relating  to  the
         Opportunities Fund and the Emerging Fund (as well as other Montgomery Funds) also dated October 31, 1998

o Statement of Additional Information relating to this Combined Proxy Statement and Prospectus

         Those documents are available without charge by writing to the Trust at 101 California Street, 35th Floor, San Francisco, California 94111, or by calling (800) 572-FUND [3863].

         The Annual Report to Shareholders of the Opportunities Fund and the Emerging Fund for the fiscal year ended June 30, 1998, containing audited financial statements of the Opportunities Fund and the Emerging Fund have been previously mailed to shareholders. If you do not have a copy, additional copies of that Annual Report are available without charge by writing or calling the Trust at its address and telephone number listed above. It is expected that this Combined Proxy Statement and Prospectus will be mailed to shareholders on or about January 15, 1999.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED ON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

I.    INTRODUCTION.............................................................6
   A.    THE TRANSACTION.......................................................6
   B.    THE PROPOSAL..........................................................6
   C.    COMPARISON OF EXPENSES................................................8
   D.    SHARES AND VOTING.....................................................9

II.   THE PROPOSAL............................................................11
   A.    DESCRIPTION OF THE PROPOSED REORGANIZATION...........................11
      1.    The Reorganization................................................11
      2.    Effect of the Reorganization......................................12
      3.    Federal Income Tax Consequences...................................12
      4.    Description of the Emerging Fund Shares...........................13
      5.    Capitalization....................................................13
   B.    COMPARISON OF THE FUNDS..............................................14
      1.    Investment Objectives and Policies................................14
      2.    Investment Restrictions...........................................14
      3.    Comparative Performance Information...............................17
      4.    Advisory Fees and Other Expenses..................................17
      5.    Portfolio Managers................................................18
      6.    Distribution and Shareholder Services.............................19
      7.    Redemption and Exchange Procedures................................19
      8.    Income Dividends, Capital Gains Distributions and Taxes...........20
      9.    Portfolio Transactions and Brokerage Commissions..................20
     10.    Shareholders' Rights..............................................21
   C.    RISK FACTORS.........................................................21
   D.    RECOMMENDATION OF THE BOARD OF TRUSTEES..............................22
   E.    DISSENTERS' RIGHTS OF APPRAISAL......................................22
   F.    FURTHER INFORMATION ABOUT THE FUND AND THE
         ACQUIRING FUND.......................................................22
   G.    VOTE REQUIRED........................................................23
   H.    FINANCIAL HIGHLIGHTS.................................................23

III.     MISCELLANEOUS ISSUES.................................................26
   A.    OTHER BUSINESS.......................................................26
   B.    NEXT MEETING OF SHAREHOLDERS.........................................26
   C.    LEGAL MATTERS........................................................26
   D.    EXPERTS..............................................................26

                                 I. INTRODUCTION


A. GENERAL

         The Board of Trustees called this shareholder meeting to allow shareholders to consider and vote on the proposed Reorganization of the Opportunities Fund. The Board of Trustees (including a majority of the independent trustees, meaning those trustees who are not "interested" persons under the Investment Company Act) voted on November 18, 1998, to approve the Reorganization subject to the approval of the Opportunities Fund's shareholders.


         Montgomery Asset Management, LLC, serves as the manager of each Fund (the "Manager"). The Manager recommends that you approve the reorganization because it believes the efforts of its Growth equity portfolio management team are best devoted to one small cap-oriented mutual fund. By consolidating these Funds, the Manager believes it can reduce the managerial inefficiencies of two funds with overlapping market sectors. The Manager expects that this consolidation will allow it to take better advantage of those exciting investment prospects that otherwise could be appropriate for both Funds.


         If the proposed Reorganization of the Opportunities Fund into the Emerging Fund is approved and completed, the Emerging Fund's assets will increase, which should create certain economies of scale; and the Opportunities Fund will become part of a fund with similar investment objectives and policies as well as larger assets which should permit it to operate more efficiently in accordance with its investment policies and objective.


         The Opportunities Fund sells its Class R shares directly to the public at net asset value, without any sales load or Rule 12b-1 fee. The Opportunities Fund has a very limited number of Class P shares that are subject to a 0.25% Rule 12b-1 distribution fee. The holders of those Class P shares are expected to redeem their shares before the Shareholder Meeting. The Emerging Fund currently offers only its Class R shares directly to the public at net asset value, without any sales load or Rule 12b-1 fee. If the Reorganization is completed, all remaining holders of Class R and Class P shares of the Opportunities Fund would receive Class R shares of the Emerging Fund.



B. THE PROPOSAL


         At the Shareholder Meeting, the shareholders of the Opportunities Fund will be asked to approve the proposed Reorganization of the Opportunities Fund into the Emerging Fund. The Reorganization will include the transfer of substantially all of the assets and liabilities of the Opportunities Fund to the Emerging Fund. All remaining Class R and Class P Opportunities Fund shareholders will receive Class R Emerging Fund Shares in exchange. The Opportunities Fund will then be terminated and liquidated.

         The investment objective of the Opportunities Fund is to seek long-term capital appreciation by investing in growth-oriented U.S. small-cap companies whose shares have a total stock market value (market capitalization) of $1.5 billion or less. The Emerging Fund's investment objective is to seek long-term capital appreciation by currently investing in smaller-cap U.S. growth-oriented companies that have a market capitalization of $1 billion or less.

         Investments in the Funds are subject to substantially similar risks. See Section II.C. below. The purchase and redemption arrangements of the Funds are identical. The Emerging Fund and the Opportunities Fund have the same distribution and exchange arrangements, which are discussed in Section II.B. below.


         The Manager and the Board of Trustees believe that the proposed Reorganization is in the best interests of the Opportunities Fund, the Emerging Fund and their shareholders, and that the interests of existing shareholders of the Opportunities and Emerging Funds will not be diluted as a result of the proposed Reorganization. See Section II.D. below.


         The Manager will pay the costs of the Reorganization, the Shareholder Meeting and solicitation of proxies, including the cost of copying, printing and mailing proxy materials. In addition to solicitations by mail, the Manager and the Board also may solicit proxies, without special compensation, by telephone, facsimile or otherwise.

C. COMPARISON OF EXPENSES

         The following table shows the comparative fees and expenses you may pay if you buy and hold shares of these Funds. The Funds do not impose any front-end or deferred sales loads and they do not charge shareholders for exchanging shares or reinvesting dividends.

Fees and Expenses of the Funds


                                           Montgomery
                                           Small Cap          Montgomery        Montgomery      Montgomery
                                         Opportunities        Small Cap       U.S. Emerging    U.S. Emerging
                                              Fund        Opportunities Fund   Growth Fund      Growth Fund
                                        ----------------   ----------------     ---------       -----------
                                        (Class R Shares)   (Class P Shares)     (Current)       (Pro Forma)
  Shareholder Fees (fees paid
  directly from your investment)
           Redemption Fee                    0.00%              0.00%             0.00%            0.00%
  Annual Fund Operating Expenses
  (expenses that are deducted from
  Fund assets)+
           Management Fee                    1.20%              1.20%             1.33%            1.33%
           Distribution/Service              0.00%              0.25%             0.00%            0.00%
  (12b-1) Fee
           Other Expenses                    0.58%              0.58%             0.24%            0.24%
                                             -----              -----             -----            -----
  Total Annual Fund Operating Expenses       1.78%              2.03%             1.57%            1.57%
                                                                                  =====
           Fee Reduction and/or              0.28%              0.28%                              0.07%
                                             -----              -----                              -----
  Expense Reimbursement
  Net Expenses                               1.50%              1.75%                              1.50%
                                             =====              =====                              =====

+ Montgomery Asset Management has contractually agreed to reduce its fees and/or absorb expenses to limit total annual operating expenses (excluding Rule 12b-1 fees, interest and tax expenses) to 1.50%. The 1.50% contractual limit will apply to the Emerging Fund immediately after the Reorganization. This contract has a one-year term, renewable at the end of each fiscal year. See Section II.B.4. for a discussion of fees reduced and expenses reimbursed that may be recouped by the Manager.


Example of Fund expenses: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and the changes specified above. This example is for comparison purposes only. It does not necessarily represent a Fund's actual expenses or returns.


Fund                                                 1 Year         3 Years        5 Years       10 Years
------------------------------------------------- -------------- -------------- -------------- --------------
Opportunities Fund (Class R shares)                    $152           $532         $  936         $2,063
------------------------------------------------- -------------- -------------- -------------- --------------
Opportunities Fund (Class P shares)                    $177           $608         $1,064         $2,326
------------------------------------------------- -------------- -------------- -------------- --------------
Emerging Fund (current Class R shares)                 $159           $495         $  853         $1,860
------------------------------------------------- -------------- -------------- -------------- --------------
Emerging Fund (pro forma Class R shares)               $152           $488         $  846         $1,854


The figures in the Example after the first year assume that the one-year contract for the reduction in fees and expenses noted above is not renewed. However, the Trust and the Manager currently expect to renew that agreement throughout the periods shown.

D. SHARES AND VOTING

         The Trust is a Massachusetts business trust and is registered with the SEC as an open-end management investment company. The Trust currently has eighteen operating series, or funds, including the Funds. Each Fund has its own investment objective and policies and operates independently for purposes of investments, dividends, other distributions and redemptions. The Opportunities Fund has three classes of shares, each with its own fee and expense structure:
Class R shares, Class P shares and Class L shares. At present, the Opportunities Fund has issued only Class R and Class P shares. The Emerging Fund also has three authorized classes of shares, each with its own fee and expense structure:
Class R shares, Class P shares and Class L shares. At present, only Class R shares of the Emerging Fund have been issued and sold to the public.


         The Opportunities Fund's Class R and Class P shareholders will receive Class R shares of the Emerging Fund in exchange for their shares if the Reorganization is approved and completed. Information about the Class P and Class L shares of the Emerging Fund is contained in the Funds' Combined Statement of Additional Information.

         Each whole or fractional share of the Opportunities Fund is entitled to one vote or corresponding fraction at the Shareholder Meeting. At the close of business on December 28, 1998, the record date for the determination of shareholders entitled to vote at the Shareholder Meeting (the "Record Date"), there were 5,698,811.904 shares outstanding held by 12,269 record holders (including omnibus accounts representing multiple underlying beneficial owners such as those in the names of brokers).

         All shares represented by each properly signed proxy received before the meeting will be voted at the Shareholder Meeting. If a shareholder specifies how the proxy is to be voted on any business properly to come before the Shareholder Meeting, it will be voted in accordance with instruction given. If no choice is indicated on the proxy, it will be voted FOR approval of the Reorganization, as more fully described in this Combined Proxy Statement and Prospectus. A proxy may be revoked by a shareholder at any time before its use by written notice to the Trust, by submission of a later-dated proxy or by voting in person at the Shareholder Meeting. If any other matters come before the Shareholder Meeting, proxies will be voted by the persons named as proxies in accordance with their best judgment.

         The presence in person or by proxy of shareholders entitled to cast 40% of the votes entitled to be cast at the Shareholder Meeting will constitute a quorum. When a quorum is present, a majority of the shares voted shall decide the proposal. The Shareholder Meeting may be adjourned from time to time by a majority of the votes properly voting on the question of adjourning a meeting to another date and time, whether or not a quorum is present, and the meeting may be held as adjourned within a reasonable time after the date set for the original meeting without further notice. The persons named in the proxy will vote those shares that they are entitled to vote in favor of adjournment if adjournment is necessary to obtain a quorum or to obtain a favorable vote on any proposal. If the adjournment requires setting a new record date or the adjournment is for more than 60 days from the date set for the original meeting (in which case the Board of Trustees will set a new record date), the Trust will give notice of the adjourned meeting to the shareholders. Business may be conducted once a quorum is present and may continue until adjournment of the meeting.


         Proxies may be voted by mail or electronically by internet or telephone. If voted electronically, the Opportunities Fund or its agent will use reasonable procedures (such as requiring an identification number) to verify the authenticity of the vote cast. Each shareholder who casts an electronic vote also will be able to validate that his or her vote was received correctly.

         All proxies voted, including abstentions and broker non-votes (where the underlying holder has not voted and the broker does not have discretionary authority to vote the shares), will be counted toward establishing a quorum. Approval of the Reorganization will occur only if a sufficient number of votes are cast FOR that proposal. Abstentions do not constitute a vote "for" and effectively result in a vote "against." Broker non-votes do not represent vote "for" or "against"" and are disregarded in determining whether the proposal has received enough votes.

         As of the Record Date, the Opportunities Fund's shareholders of record and (to the Trust's knowledge) beneficial owners who owned more than five percent of the Fund's shares are as follows:

                                          Percentage of the Opportunities Fund's
      Shareholder                                   Outstanding Shares
      -----------                                   ------------------


      Charles Schwab & Co., Inc.
      101 Montgomery Street
      San Francisco, CA 94104                              30.58%

      National Financial Services Corp.
      For the Exclusive Benefit of Our Customers
      Attn: Mutual Funds
      P.O. Box 3730
      Church Street Station
      New York, NY 10008                                   11.13%



         The Officers and Trustees of the Trust, as a group, owned of record and beneficially less than one percent of the outstanding voting securities of the Opportunities Fund as of the Record Date.

                                II. THE PROPOSAL


A. DESCRIPTION OF THE PROPOSED REORGANIZATION

         1. The Reorganization


         If the Reorganization is approved, on the Effective Date the Emerging Fund will acquire substantially all of the assets and liabilities of the Opportunities Fund. At that time, the Emerging Fund will issue to the Opportunities Fund the number of Emerging Fund Class R Shares determined by dividing the value of the Opportunities Fund's net assets so transferred by the net asset value of one Emerging Fund Share. The net asset value of the Emerging Fund and the net asset value of the Opportunities Fund will be calculated at the close of business on the date immediately preceding the Effective Date (the "Valuation Date") in accordance with the Funds' valuation procedures described in The Montgomery Funds Combined Prospectus dated October 31, 1998.

         At the same time as that asset transfer, the Opportunities Fund will distribute the Emerging Fund Shares it receives pro rata to each remaining shareholder of the Opportunities Fund based on the percentage of the outstanding shares of the Opportunities Fund held of record by that shareholder on the Valuation Date. For example, on December 31, 1998, the value of the aggregate net assets of the Opportunities Fund was approximately $91,236,849. The Class R Opportunities Fund Shares were valued at $16.32 per share and the Class P Shares at $15.95 per share. The net asset value of each Emerging Fund Class R Share was $20.70. Therefore, if the Effective Date had been December 31, 1998, the Opportunities Fund would then have redeemed each of its then outstanding Class R shares in exchange for .788 Emerging Fund Shares.

         This distribution of the Emerging Fund Class R Shares to the Opportunities Fund's shareholders will be accomplished by the establishment of accounts on the Emerging Fund's share records in the names of those shareholders, representing the respective pro rata number of Emerging Fund Shares deliverable to them. Fractional shares will be carried to the third decimal place. Certificates evidencing the Emerging Fund Shares will not be issued to the Opportunities Fund's shareholders.


         Immediately following the Opportunities Fund's pro rata liquidating distribution of the Emerging Fund Shares to the Opportunities Fund shareholders, the Opportunities Fund will liquidate and terminate.

         Completion of the Reorganization is subject to approval by the shareholders of the Opportunities Fund. The Reorganization may be abandoned at any time before the Effective Date by a majority of the Trust's Board of Trustees.


         The Manager will pay all costs and expenses of the Reorganization, including those associated with the Shareholder Meeting, the copying, printing and distribution of this Combined Proxy Statement and Prospectus, and the solicitation of proxies for the Shareholder Meeting.


         The above is a summary of the Reorganization. The summary is not a complete description of the terms of the Reorganization, which are set forth in the Agreement and Plan of Reorganization attached as Exhibit A to this document.

         2. Effect of the Reorganization

         If the Reorganization is approved by the Opportunities Fund's shareholders and completed, shareholders of the Opportunities Fund as of the Effective Date will become shareholders of the Emerging Fund. The total net asset value of the Emerging Fund Shares held by each Shareholder of the Opportunities Fund immediately after completion of the Reorganization will be equivalent to the total net asset value of the Opportunities Fund Shares held by that same shareholder immediately before completion of the Reorganization.

         On or before the Effective Date the Opportunities Fund intends to distribute all of its then-remaining net investment income and realized capital gains.

         After the Reorganization, the investment adviser for the Emerging Fund will continue to be Montgomery Asset Management LLC. Funds Distributor, Inc. will continue to be the Emerging Fund's Distributor. The Emerging Fund will continue to be managed in accordance with its existing investment objective and policies.

         3. Federal Income Tax Consequences

         As a condition to closing the Reorganization, the Opportunities Fund and the Emerging Fund must receive a favorable opinion from Paul, Hastings, Janofsky & Walker LLP, counsel to the Emerging Fund, substantially to the effect that, for federal income tax purposes: (a) the transfer by the Opportunities Fund of substantially all of its assets and liabilities to the Emerging Fund solely in exchange for the Emerging Fund Shares, as described above, is a reorganization within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code"); (b) no gain or loss will be recognized by the Opportunities Fund upon the transfer of substantially all of its assets to the Emerging Fund in exchange solely for shares of the Emerging Fund Shares; (c) no gain or loss will be recognized by the Emerging Fund on receipt of the Opportunities Fund's assets in exchange for the Emerging Fund Shares; (d) the aggregate tax basis of the assets of the Opportunities Fund in the hands of the Emerging Fund is, in each instance, the same as the basis of those assets in the hands of the Opportunities Fund immediately before the transaction; (e) the holding period of the Opportunities Fund's assets in the hands of the Emerging Fund includes the period during which the assets were held by the Opportunities Fund; (f) no gain or loss is recognized to the shareholders of the Opportunities Fund upon the receipt of the Emerging Fund Shares solely in exchange for the Fund's shares; (g) the basis of the Emerging Fund Shares received by the Opportunities Fund shareholders is, in each instance, the same as the basis of the

Opportunities Fund shares surrendered in exchange therefor; and (h) the holding period of the Emerging Fund Shares received by the Opportunities Fund shareholders includes the holding period during which shares of the Opportunities Fund were held, provided that those shares were held as a capital asset in the hands of the Opportunities Fund shareholders on the date of the exchange. The Trust does not intend to seek a private letter ruling from the Internal Revenue Service with respect to the tax effects of the Reorganization, and one is not required.

         4. Description of the Emerging Fund Shares

         Each Emerging Fund Share issued to Opportunities Fund shareholders pursuant to the Reorganization will be duly authorized, validly issued, fully paid and nonassessable when issued, will be transferable without restriction and will have no preemptive or conversion rights. Each Emerging Fund Share will represent an equal interest in the assets of the Emerging Fund. The Emerging Fund Shares will be sold and redeemed based upon the net asset value of the Emerging Fund next determined after receipt of the purchase or redemption request, as described in the Emerging Fund's Prospectus.

         5. Capitalization


         The capitalization of the Funds as of December 31, 1998, and their pro forma combined capitalization as of that date after giving effect to the proposed Reorganization are as follows:

                                      Emerging      Opportunities     Pro Forma
                                        Fund            Fund          Combined
                                    ------------    ------------    ------------
Aggregate net assets                $410,438,585    $ 91,236,849    $501,675,434
Shares outstanding*                   19,823,717       5,592,478      25,416,195

Net asset value per share:
Class R shares                      $      20.70    $      16.32    $      20.70
Class P shares                               N/A    $      15.95             N/A


---------------------------------------
*        Each Fund is authorized to issue an indefinite number of shares.

B. COMPARISON OF THE FUNDS

         A brief comparison of the Funds is set forth below. See Section II.F. for more information.

         1. Investment Objectives and Policies

         The investment objective of the Opportunities Fund is to seek long-term capital appreciation by investing in growth-oriented U.S. small-cap companies whose shares have a total stock market value (market capitalization) of $1.5 billion or less.

         The equity securities in which the Opportunities Fund invests generally consist of common stock, preferred stock and securities convertible into or exchangeable for common or preferred stock. Under normal market conditions, at least 65% of the value of the Opportunities Fund's total assets will be invested in the equity securities of U.S. companies. The securities in which the Fund invests are expected to be either listed on an exchange or traded in an over-the-counter market.

         In selecting investments for the Opportunities Fund, its portfolio managers generally seek companies that they believe exhibit characteristics of financial soundness and are undervalued by the market relative to their growth potential. In seeking to identify financially sound companies, the Fund's portfolio managers rigorously analyze all prospective holdings by subjecting them to the following three steps of their investment process: (1) identify companies with improving business fundamentals; (2) conduct an in-depth analysis of each company's current business and future prospects; and (3) analyze each company's price to determine whether its growth prospects have been discovered by the market. The Fund's portfolio managers will often select investments for the Opportunities Fund that are considered to be unattractive by other investors or are unpopular with the financial press.

         The Emerging Fund has identical investment objective and policies except that currently it invests in U.S. companies whose shares have a total stock market value of $1 billion or less.

         2. Investment Restrictions

         Both the Emerging Fund and the Opportunities Fund have identical fundamental investment restrictions, which cannot be changed without the affirmative vote of a majority of each Fund's outstanding voting securities as defined in the Investment Company Act. Neither the Emerging Fund nor the Opportunities Fund may:

         (1) With respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. government and its agencies and instrumentalities) if immediately after and as a result of such investment more than 5% of the total assets of the Funds would be invested in such issuer. There are no limitations with respect to the remaining 25% of its total assets, except to the extent other investment restrictions may be applicable.

         (2) Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies; and, (b) through the lending of up to 30% of its portfolio securities as described above and in the Combined Statement of Additional Information;

         (3) (a) Borrow money, except for temporary or emergency purposes from a bank, or pursuant to reverse repurchase agreements or dollar roll transactions, in an amount not exceeding 1/3 of the value of its total assets (including the proceeds of such borrowings, at the lower of cost or fair market value). Any such borrowings will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings, and no additional investments may be made while any such borrowings are in excess of 10% of total assets.

                  (b) Mortgage, pledge or hypothecate any of its assets except in connection with permissible borrowings and permissible forward contracts, futures contracts, option contracts or other hedging transactions.

         (4) Except as required in connection with permissible hedging activities, purchase securities on margin or underwrite securities. (This does not preclude the Funds from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

         (5) Buy or sell real estate or commodities or commodity contracts; however the Funds, to the extent not otherwise prohibited in the Combined Prospectus or Combined Statement of Additional Information, may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Combined Statement of Additional Information.

         (6) Invest in securities of other investment companies, except to the extent permitted by the Investment Company Act and discussed in the Combined Prospectus or Combined Statement of Additional Information, or as such securities may be acquired as part of a merger, consolidation or acquisition of assets.

         (7) Invest, in the aggregate, more than 15% of its net assets in illiquid securities, including (under current SEC interpretations) restricted securities (excluding liquid Rule 144A-eligible restricted securities), securities which are not otherwise readily marketable, repurchase agreements that mature in more than seven days and over-the-counter options (and securities underlying such options) purchased by that Funds. (This is an operating policy which may be changed without shareholder approval, consistent with the Investment Company Act, and changes in relevant SEC interpretations).

         (8) Invest in any issuer for purposes of exercising control or management of the issuer. (This is an operating policy which may be changed without shareholder approval, consistent with the Investment Company Act.)

         (9) Invest more than 25% of the market value of its total assets in the securities of companies engaged in any one industry. (This does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.) For purposes of this restriction, the Funds generally rely on the U.S. Office of Management and Budget's Standard Industrial Classifications.

         (10) Issue senior securities, as defined in the Investment Company Act, except that this restriction shall not be deemed to prohibit that Funds from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into permissible repurchase and dollar roll transactions.

         (11) Except as described in the Combined Prospectus and the Combined Statement of Additional Information, acquire or dispose of put, call, straddle or spread options subject to the following conditions:

                  (a)      such options are written by other persons, and

                  (b) the aggregate premiums paid on all such options which are held at any time do not exceed 5% of that Funds' total assets. (This is an operating policy which may be changed without shareholder approval.)

         (12) Except as described in the Combined Prospectus and the Combined Statement of Additional Information, engage in short sales of securities. (This is an operating policy which may be changed without shareholder approval, consistent with applicable regulations.)

         (13) Purchase more than 10% of the outstanding voting securities of any one issuer. (This is an operating policy which may be changed without shareholder approval.)

         (14) Invest in commodities, except for futures contracts or options on futures contracts if, as a result thereof, more than 5% of that Fund's total assets (taken at market value at the time of entering into the contract) would be committed to initial deposits and premiums on open futures contracts and options on such contracts.

         To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the Board and notice to shareholders.

         If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

         3. Comparative Performance Information


         The chart below shows the risks of investing in each Fund and how each Fund's total return has varied from year-to-year. The table compares each Fund's performance to the most commonly used index for its market segment. Of course, past performance is no guarantee of future results.


[BAR CHARTS]                         1995        1996        1997        1998
                                     ----        ----        ----        ----
Small Cap Opportunities Fund*        N/A        37.28%      16.45%      (9.54)%
U.S. Emerging Growth Fund**         28.66%      19.12%      27.05%       7.94%



*During  the  three-year   period   described  above  in  the  bar  chart,   the
Opportunities Fund's best quarter was Q1 1996 (+22.92%) and its worst quarter was Q3 1998 (-25.00%).

**During the four-year period described above in the bar chart, the Emerging Fund's best quarter was Q4 1998 (+21.12%) and its worst quarter was Q3 1998 (-17.24%).


Average Annual Returns through 12/31/98

                                     1 Year        Inception        Inception
                                                   (12/29/95)       (12/30/94)
-------------------------------------------------------------------------------
Small Cap Opportunities Fund        - 9.54%          13.06%           N/A
-------------------------------------------------------------------------------
U.S. Emerging Growth Fund             7.94%            N/A          20.39%
-------------------------------------------------------------------------------
Russell 2000 Index                   33.98%          30.75%         32.85%
-------------------------------------------------------------------------------



         4. Advisory Fees and Other Expenses

         The Manager serves as investment adviser to both Funds pursuant to an Investment Management Agreement between the Manager and The Montgomery Funds dated July 31, 1997. The Emerging Fund pays the Manager a management fee (accrued daily but paid when requested by the Manager) calculated at an annualized rate of 1.40% of the first $200 million of the average daily net assets of the Emerging Fund and 1.25% for average daily net assets above $200 million. The Opportunities Fund pays the Manager a management fee (accrued daily but paid when requested by the Manager) calculated at an annualized rate of 1.20% for the first $200 million of the average daily net assets of the Opportunities Fund; 1.10% of the next $300 million of the Opportunities

Fund's average daily net assets, and 1.00% of the Opportunities Fund's average daily net assets over $500 million. Although the contractual management fee rate for the Emerging Fund is slightly higher than the effective rate for the Opportunities Fund, the overall expenses are lower as discussed below.

         The total annual expense limitation of the Emerging Fund currently is higher than that of the Opportunities Fund (1.75% to 1.50%). The Manager agreed to those expense limitations (excluding interest and taxes) under a contract with a one-year term, renewable at the end of each fiscal year. A Fund is required to reimburse the Manager for any reductions in the Manager's fee or its payment of expenses only during the three years following that reduction and only if such reimbursement can be achieved within the foregoing expense limits. The Manager generally seeks reimbursement for the oldest reductions and waivers before payment for fees and expenses for the current year. As part of the Reorganization, the Manager will reduce the annual expense limitation on the Emerging Fund to 1.50%. This means that shareholders of the Opportunities Fund would not face increased expenses as a result of the Reorganization.


         For the fiscal year ended June 30, 1998, the Manager received management fees of approximately $4,997,558 from the Emerging Fund. The Manager accrued management fees of approximately $3,268,221 from the Opportunities Fund. Of these fees, the Manager reduced its fee or reimbursed expenses of the Opportunities Fund equal to approximately $658,481. The Manager may seek reimbursement for that amount instead from the Emerging Fund if the Reorganization occurs, provided that reimbursement is effected within three years after the original reduction and the reimbursement can be achieved within the applicable expense limit.


         5. Portfolio Managers

         The investment manager of the both Funds is Montgomery Asset Management, LLC. Founded in 1990, the Manager is a subsidiary of Commerzbank AG, one of the largest publicly held commercial banks in Germany. As of June 30, 1998, the Manager managed approximately $5.5 billion on behalf of some 300,000 investors in The Montgomery Funds.


ROGER HONOUR, senior portfolio manager of the Opportunities (since 1995) and Emerging Funds (since 1994). Prior to joining the Manager in June 1993, Roger Honour was a vice president and portfolio manager at Twentieth Century Investors in Kansas City, Missouri. From 1990 to 1992, he served as vice president and portfolio manager at Alliance Capital Management.

KATHRYN PETERS, portfolio manager of the Opportunities (since 1995) and Emerging Funds (since 1996). Kathy Peters joined the Manager in 1995. From 1992 to 1995, she was an associate in the investment banking division of Donaldson, Lufkin & Jenrette in New York. Prior to that she analyzed mezzanine investments for Barclays de Zoete Wedd.

ANDREW PRATT, CFA, portfolio manager of the Opportunities (since 1995), and Emerging Funds (since 1994). Andrew Pratt joined the Manager in 1993 from Hewlett-Packard Company, where, as an equity analyst, he managed a portfolio of small-cap technology companies and researched private placement and venture capital investments.

         6. Distribution and Shareholder Services

         Funds Distributor, Inc. (the "Distributor"), 101 California Street, San Francisco, California 94104, serves as the Funds' Distributor and principal
underwriter  in  a  continuous  public  offering  of  the  Funds'  shares.   The
Distributor does not impose any sales charge on purchases of Class R shares. Class P shares of the Opportunities Fund have adopted a Share Marketing Plan (the "Plan") under Rule 12b-1 but no Class P shares are expected to be outstanding at the shareholder meeting.

         The Emerging Fund does not currently offer any Class P or Class L shares.

         The Class R shares of the Emerging Fund to be issued in the Reorganization will not be subject to any sales charge. No sales charge is imposed by either Fund on reinvestment of dividends or capital gains distributions.

         The Funds generally require a minimum initial investment of $1000, and subsequent investments of $100 or more. Both Funds have automatic investment plans under which selected amounts are electronically withdrawn from shareholders' accounts with banks and are applied to purchase shares of the Funds.

         7. Redemption and Exchange Procedures

         Shareholders of both Funds may redeem their shares at the net asset value next determined after receipt of a written redemption request or a telephone redemption order without the imposition of any fee or other charge.

         The Funds may involuntarily redeem a shareholder's shares if the combined aggregate net asset value of the shares in a shareholder's account is less than $1000 due to redemptions or if purchases through a systematic investment plan fails to meet the Funds' investment minimum within a twelve-month period. If the shareholder's account balance is not brought up to the minimum or the shareholder does not send the Funds other instructions, the Funds will redeem the shares and send the shareholder the proceeds.

         Montgomery shareholders may exchange Class R shares in one Fund for Class R shares in another Fund with the same shareholder account registration, taxpayer identification number and address without the imposition of any sales charges or exchange fees. There is a $100 minimum to exchange into a Fund the shareholder currently owns and a $1,000 minimum for investing in a new Fund. An exchange may result in a realized gain or loss for tax purposes. However, because excessive exchanges can harm a fund's performance, the Trust reserves the right to terminate, either temporarily or permanently, exchange privileges of any shareholder who makes more than four exchanges out of any one Fund during a twelve-month period and to refuse an exchange into a Fund from which a shareholder has redeemed shares within the previous

90 days (accounts under common ownership or control and accounts with the same taxpayer identification number will be counted together). Shares can be exchanged by telephone at (800) 572-FUND[3863] or through the online shareholder service center at www.montgomeryfunds.com.

         Other restrictions may apply. Refer to the Combined Prospectus and the Combined Statement of Additional Information for other exchange policies.

         8. Income Dividends, Capital Gains Distributions and Taxes

         Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year, if any. Both Funds currently intend to make one or, if necessary to avoid the imposition of tax on a Fund, more distributions during each calendar year. A distribution may be made between November 1 and December 31 of each year with respect to any undistributed capital gains earned during the one-year period ended October 31 of each calendar year. Another distribution of any undistributed capital gains may also be made following the Funds' fiscal year end (June 30 for both Funds).

         Each Fund has elected and qualified as a separate "regulated investment company" under Subchapter M of the Code for federal income tax purposes and meets all other requirements that are necessary for it (but not its shareholders) to pay no federal taxes on income and capital gains paid to shareholders in the form of dividends. In order to accomplish this goal, each Fund must, among other things, distribute substantially all of its ordinary income and net capital gains on a current basis and maintain a portfolio of investments which satisfies certain diversification criteria.

         9. Portfolio Transactions and Brokerage Commissions

         The Manager is responsible for decisions to buy and sell securities for each Fund, broker-dealer selection, and negotiation of commission rates. In placing orders for the Funds' portfolio transactions, the Manager's primary consideration is to obtain the most favorable price and execution available although the Manager also may consider a securities broker-dealer's sale of Fund shares, or research and brokerage services provided by the securities broker-dealer, as factors in considering through whom portfolio transactions will be effected. The Funds may pay to those securities broker-dealers who provide brokerage and research service to the Manger a higher commission than that charged by other securities broker-dealers if the Manger determines in good faith that the amount of the commission is reasonable in relation to the value of those services in terms either of the particular transaction, or in terms of the overall responsibility of the Manager and to any other accounts over which the Manager exercises investment discretion.

         10. Shareholders' Rights

         The Trust is a Massachusetts business trust. Because each Fund is a series of the Trust, its operations are governed by the Trust's Declaration of Trust and By-laws and applicable Massachusetts law.

         The Funds normally will not hold meetings of shareholders except as required under the Investment Company Act and Massachusetts law. However, shareholders holding 10% or more of the outstanding shares of a Fund may call meetings for the purpose of voting on the removal of one or more of the Trustees.

         Shareholders of each Fund have no preemptive, conversion or subscription rights. The shares of each Fund have non-cumulative voting rights, with each shareholder of the Funds entitled to one vote for each full share of the Funds (and a fractional vote for each fractional share) held in the shareholder's name on the books of the Funds as of the record date for the action in question. On any matter submitted to a vote of shareholders, shares of each Fund will be voted by that Fund's shareholders individually when the matter affects the specific interest of that Fund only, such as approval of that Fund's investment management arrangements. The shares of all the Funds will be voted in the aggregate on other matters, such as the election of trustees and ratification of the Board of Trustees' selection of the Funds' independent accountants.


C. RISK FACTORS


         The Opportunities Fund's portfolio is subject to the general risks and considerations associated with equity investing. Its focus on small-cap stocks may expose shareholders to additional risks. Smaller companies typically have more limited-product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more-limited volume than those of larger, more mature companies. As a result, small-cap stocks--and therefore the Funds--may fluctuate significantly more in value than larger-cap stocks and funds that focus on them. The Emerging Fund emphasizes emerging growth companies that may be smaller than the companies emphasized by the Opportunities Fund and, therefore, these risks may be greater for an investment in shares of the Emerging Fund. See the Combined Prospectus and Statement of Additional Information for more information on the risks of the Emerging Fund.

D. RECOMMENDATION OF THE BOARD OF TRUSTEES


         The Board of Trustees of the Trust (including a majority of the noninterested Trustees), after due consideration, has unanimously determined that the Reorganization is in the best interests of the shareholders of the Opportunities Fund and the Emerging Fund and that the interests of the existing shareholders of the Opportunities and Emerging Funds would not be diluted thereby. The Board specifically considered the following factors:


                  1. That the Manager's Growth equity portfolio management team could better serve shareholders by managing a single small cap-oriented fund rather than two similar funds.


                  2. The efficiencies that could occur if the Funds' assets were combined.

                  3. The expected absence of adverse effects on the Emerging Fund by adding the Opportunities Fund's assets to it.


     The Board of Trustees unanimously recommends that shareholders vote for the adoption of the Proposal.


E. DISSENTERS' RIGHTS OF APPRAISAL


         Shareholders  of the  Opportunities  Fund who  object  to the  proposed
Reorganization will not be entitled to any "dissenters' rights" under Massachusetts law. However, those shareholders have the right at any time up to when the Reorganization occurs to redeem shares of the Opportunities Fund at net asset value or to exchange their shares for shares of the other funds offered by the Trust (including the Emerging Fund) without charge. After the Reorganization, shareholders of the Opportunities Fund will hold shares of the Emerging Fund, which may also be redeemed at net asset value in accordance with the procedures described in the Emerging Fund's Prospectus dated October 31, 1998, subject to applicable redemption procedures.



     F. FURTHER INFORMATION ABOUT THE ACQUIRED FUND AND THE ACQUIRING FUND

         Further information about the Opportunities Fund and the Emerging Fund is contained in the following documents:

         o        Combined Prospectus dated October 31, 1998.

         o        Combined  Statement  of  Additional   Information  also  dated
                  October 31, 1998.

         o Documents that relate to the Funds are available, without charge, by writing to the Montgomery Funds at 101 California Street, San Francisco, California 94111 or by calling (800) 572-FUND[3863]. A copy of the Combined Prospectus also accompanies this Combined Proxy Statement and Prospectus.

         The Trust is subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act, and it files reports, proxy materials and other information with the SEC. These reports, proxy materials and other information can be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's regional offices at 500 West Madison Street, Suite 1400, Chicago, Illinois 60661 and 7 World Trade Center, Suite 1300, New York, New York 10048. Copies of these materials can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, of the SEC, Washington, D.C. 20549.


G. VOTE REQUIRED


         Approval of the proposed Reorganization requires the affirmative vote of the holders of a majority of the shares of the Opportunities Fund present or voting by proxy at the Shareholder Meeting. If the shareholders of the Opportunities Fund do not approve the proposed Reorganization, or if the Reorganization is not consummated for any other reason, then the Board of Trustees will take any further action as it deems to be in the best interest of the Opportunities Fund and its shareholders, including liquidation, subject to approval by the shareholders of the Opportunities Fund if required by applicable law.



H. FINANCIAL HIGHLIGHTS

         The following selected per-share data and ratios for the period ended June 30, 1998, were audited by PricewaterhouseCoopers LLP. Their August 14, 1998, report appears in the 1998 Annual Report of the Funds. Information for the periods ended June 30, 1991, through June 30, 1997, was audited by other independent accountants. Their report is not included here.

----------------------------------------------------------------------------------------------------------------
                                                                       Small Cap Opportunities Fund
----------------------------------------------------------------------------------------------------------------

SELECTED PER-SHARE DATA FOR
THE YEAR OR PERIOD ENDED JUNE 30:                              1998##                1997             1996(a)##

Net Asset Value - Beginning of Year                          $   17.53           $   15.80           $   12.00
Net investment income/(loss)                                     (0.20)              (0.13)               0.02
Net realized and unrealized gain/(loss) on investments            2.25                1.86                3.78++
Net increase/(decrease) in net assets resulting
  from investment operations                                      2.05                1.73                3.80

Distributions:
Dividends from net investment income                               --                (0.00)#               --
Distribution from net realized capital gains                     (0.42)                --                  --
Distribution in excess of net realized capital gains               --                  --                  --
Total Distributions                                              (0.42)              (0.00)#               --
Net Asset Value - End of Year                                $   19.16           $   17.53           $   15.80
Total Return**                                                   11.86%              10.97%              31.67%

----------------------------------------------------------------------------------------------------------------

Ratios To Average Net Assets/Supplemental Data
Net assets, end of year (in 000's)                           $ 201,738           $ 226,318           $ 136,140
Ratio of net investment income/(loss) to
  average net assets                                             (1.05)%             (0.86)%              0.23%+
Net investment income/(loss) before
  deferral of fees by Manager                                $   (0.26)          $   (0.16)          $   (0.04)
Portfolio turnover rate                                          82.47%             154.50%              81.29%
Expense ratio before deferral of fees by
   Manager, including interest and tax expense                    1.78%               1.75%               2.16%+
Expense ratio including interest and tax expense                  1.50%               1.50%               1.50%+
Expense ratio excluding interest and tax expense                  1.50%                --                  --
----------------------------------------------------------------------------------------------------------------

(a)  The Small Cap Opportunities Fund's Class R shares commenced operations on December 29, 1995.

-------------------------------------------------------------------------------------------------------------------------------
                                                                                 U.S. Emerging Growth Fund
-------------------------------------------------------------------------------------------------------------------------------
SELECTED PER-SHARE DATA FOR
THE YEAR OR PERIOD ENDED JUNE 30:                                1998##             1997              1996            1995(b)##

Net Asset Value - Beginning of Year                            $   19.00         $   17.82         $   13.75         $   12.00
Net investment income/(loss)                                       (0.18)            (0.13)            (0.04)             0.09
Net realized and unrealized gain/(loss) on investments              4.21              2.54              4.26              1.66
Net increase/(decrease) in net assets
  resulting from investment operations                              4.03              2.41              4.22              1.75

Distributions:
Dividends from net investment income                                --                --               (0.04)              --
Distribution from net realized capital gains                       (1.14)            (1.23)            (0.11)              --
Distribution in excess of net realized capital gains                --                --                --                 --
Total distributions                                                (1.14)            (1.23)            (0.15)              --
Net Asset Value - End of Year                                  $   21.89         $   19.00         $   17.82         $   13.75
Total Return**                                                     22.18%            14.77%            30.95%            14.58%

-------------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets/Supplemental Data
Net assets, end of year (in 000's)                             $ 391,973         $ 317,812         $ 306,217         $ 162,949
Ratio of net investment income/(loss) to
  average net assets                                               (0.84)%           (0.75)%           (0.11)%            1.40%+
Net investment income/(loss) before deferral
  of fees by Manager                                           $   (0.18)             --           $   (0.05)        $    0.07
Portfolio turnover rate                                            23.63%            79.00%            88.98%            36.81%
Expense ratio before deferral of fees by
  Manager, including interest and tax expense                       1.57%             --                1.79%             2.07%+
Expense ratio including interest expense                            1.57%             1.71%             1.75%             1.75%+
Expense ratio excluding interest expense                            1.56%             --                --                 --
-------------------------------------------------------------------------------------------------------------------------------

(b)  The U.S.  Emerging  Growth Fund's Class R shares  commenced  operations  on December 30, 1994.

**   Total return  represents aggregate total for the periods indicated.

+    Annualized.

++   The  amount  shown in this  caption  for each share  outstanding  throughout  the period may not be in accord  with the net realized and unrealized  gain/(loss) for the period because of the timing of purchases and withdrawal of shares in relation to the fluctuating market values of the portfolio.

#    Amount represents less than $0.01 per share.

##   Per-share numbers have been calculated using the average share method,  which more  appropriately  represents the per-share data for the period, as use of the undistributed income method did not accord with the results of operations.

                            III. MISCELLANEOUS ISSUES


A.       OTHER BUSINESS


         The Board of Trustees of the Trust knows of no other business to be brought before the Shareholder Meeting. If any other matters come before the Shareholder Meeting, it is the Board's intention that proxies that do not containing specific restrictions to the contrary will be voted on those matters in accordance with the judgment of the persons named in the enclosed form of proxy.



B.       NEXT MEETING OF SHAREHOLDERS

         The Trust is not required and does not intend to hold annual or other periodic meetings of shareholders except as required by the Investment Company
Act. If the Reorganization is not completed, the next meeting of the shareholders of the Opportunities Fund will be held at such time as the Board of Trustees may determine or at such time as may be legally required. Any shareholder proposal intended to be presented at such meeting must be received by the Trust at its office at a reasonable time before the meeting, as determined by the Board of Trustees, to be included in the Trust's proxy statement and form of proxy relating to that meeting, and must satisfy all other legal requirements.


C.       LEGAL MATTERS

         Certain legal matters in connection with the issuance of the Emerging Fund Shares will be passed upon for the Trust by Paul, Hastings, Janofsky & Walker LLP.

D.       EXPERTS

         The financial statements of the Montgomery Small Cap Opportunities Fund for the year ended June 30, 1998, contained in the Trust's 1998 Annual Report to Shareholders, and the financial statements of the Montgomery U.S. Emerging Growth Fund for the year ended June 30, 1998, contained in the Trust's 1998 Annual Report to Shareholders, have been audited by PricewaterhouseCoopers LLP, independent auditors, as stated in their reports, which are incorporated herein by reference, and have been so incorporated in reliance upon the reports of such firm given their authority as experts in accounting and auditing.


              PLEASE COMPLETE, DATE AND SIGN THE ENCLOSED PROXY AND
           RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE. YOU ALSO MAY
       VOTE BY INTERNET (www.proxyvote.com) AND TELEPHONE (800.609.6903).

                                      PROXY
                     FOR SPECIAL MEETING OF SHAREHOLDERS OF
                     MONTGOMERY SMALL CAP OPPORTUNITIES FUND
                                ON MARCH 1, 1999


         The undersigned hereby appoints Gregory M. Siemons and Downey L. Hebble, and each of them, proxies for the undersigned, with full power of substitution, to represent the undersigned and to vote all of the shares of Montgomery Small Cap Opportunities Fund (the "Opportunities Fund") of The Montgomery Funds (the "Trust"), which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Opportunities Fund to be held on March 1, 1999 and at any adjournment thereof.

                  o Proposal to approve or disapprove a reorganization of the Opportunities Fund providing for (i) the transfer of substantially all of the assets and liabilities of the Opportunities Fund to the Montgomery U.S. Emerging Growth Fund (the "Emerging Fund"), a separate series of the Trust, in exchange for shares of the Emerging Fund (the "Emerging Fund Shares") of equivalent value, (ii) the pro rata distribution of those Emerging Fund Shares to the shareholders of the Opportunities Fund in full redemption of those shareholders' shares in the Opportunities Fund, and
                           (iii) the immediate liquidation and termination of the Opportunities Fund, all as described in the accompanying Combined Proxy Statement and Prospectus.

                   [ ] FOR           [ ] AGAINST              [ ] ABSTAIN

And, in their discretion, to transact any other business that may lawfully come before the meeting or any adjournment(s) thereof.

         THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES AND WILL BE VOTED AS YOU DIRECT ON THIS FORM. IF NO DIRECTION IS GIVEN, THIS PROXY WILL BE VOTED FOR THE PROPOSAL.


                                                Dated: ___________________, 1999


                                       _________________________________________
                                                        Signature of Shareholder


                                       _________________________________________
                                                        Signature of Shareholder


When shares are registered jointly in the names of two or more persons, ALL must sign. Signature(s) must correspond exactly with the name(s) shown. Please sign, date and return promptly in the enclosed envelope.

                      AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of this 15th day of December, 1998, by The Montgomery Funds, a Massachusetts business trust, for itself and on behalf of the Montgomery U.S. Emerging Growth Fund (the "Acquiring Fund"), a series of the Montgomery Funds ("TMF"), and on behalf of the Montgomery Small Cap Opportunities Fund (the "Acquired Fund"), also a series of TMF.

         In accordance with the terms and conditions set forth in this Agreement, the parties desire that all of the assets of the Acquired Fund be transferred to the Acquiring Fund, and that the Acquiring Fund assume the Stated Liabilities (as defined in paragraph 1.3) of the Acquired Fund, in exchange for Class R shares of the Acquiring Fund ("Acquiring Fund Shares"), and that these Acquiring Fund Shares be distributed immediately after the Closing, as defined in this Agreement, by the Acquired Fund to its shareholders in liquidation of the Acquired Fund. This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code").

         In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto, intending to be legally bound hereby, covenant and agree as follows:


1.       REORGANIZATION OF ACQUIRED FUND

         1.1 Subject to the terms and conditions herein set forth, and on the basis of the representations and warranties contained herein, the Acquired Fund shall assign, deliver and otherwise transfer its assets as set forth in paragraph 1.2 (the "Fund Assets") to the Acquiring Fund and the Acquiring Fund shall assume the Acquired Fund's Stated Liabilities. The Acquiring Fund shall, as consideration therefor, on the Closing Date (as defined in paragraph 3.1), deliver to the Acquired Fund full and fractional Acquiring Fund Shares, the number of which shall be determined by dividing (a) the value of the Acquired Fund Assets, net of the Acquired Fund's Stated Liabilities, computed in the manner and as of the time and date set forth in paragraph 2.1, by (b) the net asset value of one Class R share of the Acquiring Fund computed in the manner and as of the time and date set forth in paragraph 2.2. Such transfer, delivery and assumption shall take place at the closing provided for in paragraph 3.1 (hereinafter sometimes referred to as the "Closing"). Immediately following the Closing, the Acquired Fund shall distribute the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund as provided in paragraph 1.4 hereof. Such transactions are hereinafter sometimes collectively referred to as the "Reorganization."

         1.2 (a) With respect to the Acquired Fund, the Fund Assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, instruments, claims and receivables (including dividend and interest receivables) owned by the Acquired Fund, and any prepaid expenses shown as an asset on the Acquired Fund's books on the Closing Date.

                  (b) Before the Closing Date, the Acquired Fund will provide the Acquiring Fund with a schedule of its assets and its known liabilities, and the Acquiring Fund will provide the Acquired Fund with a copy of the current investment objective and policies applicable to the Acquiring Fund. The Acquired Fund reserves the right to sell or otherwise dispose of any of the securities or other assets shown on the list of the Acquired Fund's Assets before the Closing Date but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities which the Acquiring Fund is permitted to purchase in accordance with its stated investment objective and policies. Before the Closing Date, the Acquiring Fund will advise the Acquired Fund of any investments of the Acquired Fund shown on such schedule which the Acquiring Fund would not be permitted to hold, pursuant to its stated investment objective and policies or otherwise. If the Acquired Fund holds any investments that the Acquiring Fund would not be permitted to hold under its stated investment objective or policies, the Acquired Fund, if requested by the Acquiring Fund, will dispose of those securities prior to the Closing Date to the extent practicable. In addition, if it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations to which the Acquiring Fund is or will be subject with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

         1.3 The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund will assume all liabilities and obligations reflected on an unaudited statement of assets and liabilities of the Acquired Fund prepared by the administrator of TMF as of the Applicable Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period ("Stated Liabilities"). The Acquiring Fund shall assume only the Stated Liabilities of the Acquired Fund, and no other liabilities or obligations, whether absolute or contingent, known or unknown, accrued or unaccrued.

         1.4 Immediately following the Closing, the Acquired Fund will distribute the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1 pro rata to its Class R and Class P shareholders of record determined as of the close of business on the Closing Date ("Acquired Fund Investors") in complete liquidation of the Acquired Fund. That distribution will be accomplished by an instruction, signed by an appropriate officer of TMF, to transfer the Acquiring Fund Shares then credited to the Acquired Fund's account on the books of the Acquiring Fund to open accounts on the books of the Acquiring Fund established and maintained by the Acquiring Fund's transfer agent in the names of record of the Acquired Fund Investors and representing the respective pro rata number of Class R and Class P shares of the

Acquiring Fund due such Acquired Fund Investor based on the respective net asset values per share of the Class R and Class P shares of the Acquired Fund. All issued and outstanding shares of the Acquired Fund will be cancelled simultaneously therewith on the Acquired Fund's books, and any outstanding share certificates representing interests in the Acquired Fund will represent only the right to receive such number of Acquiring Fund Shares after the Closing as determined in accordance with paragraph 1.l.

         1.5 If any request shall be made for a change of the registration of shares of the Acquiring Fund to another person from the account of the stockholder in which name the shares are registered in the records of the Acquired Fund, it shall be a condition of such registration of shares that there be furnished to the Acquiring Fund an instrument of transfer properly endorsed, accompanied by appropriate signature guarantees and otherwise in proper form for transfer and that the person requesting such registration shall pay to the Acquiring Fund any transfer or other taxes required by reason of such registration or establish to the reasonable satisfaction of the Acquiring Fund that such tax has been paid or is not applicable.

         1.6 Following the transfer of assets by the Acquired Fund to the Acquiring Fund, the assumption of the Acquired Fund's Stated Liabilities by the Acquiring Fund, and the distribution by the Acquired Fund of the Acquiring Fund Shares received by it pursuant to paragraph 1.4, TMF shall terminate the qualification, classification and registration of the Acquired Fund with all appropriate federal and state agencies. Any reporting or other responsibility of TMF is and shall remain the responsibility of TMF up to and including the date on which the Acquired Fund is terminated and deregistered, subject to any reporting or other obligations described in paragraph 4.8.


2.       VALUATION

         2.1 The value of the Acquired Fund's Fund Assets shall be the value of those assets computed as of the time at which its net asset value is calculated pursuant to the valuation procedures set forth in the Acquiring Fund's then-current Prospectus and Statement of Additional Information on the business day immediately preceding the Closing Date, or at such time on such earlier or later date as may mutually be agreed upon in writing among the parties hereto (such time and date being herein called the "Applicable Valuation Date").

         2.2 The net asset value of each share of the Acquiring Fund shall be the net asset value per share computed on the Applicable Valuation Date, using the market valuation procedures set forth in the Acquiring Fund's then-current Prospectus and Statement of Additional Information.

         2.3 All computations of value contemplated by this Article 2 shall be made by the Acquiring Fund's administrator in accordance with its regular practice as pricing agent. The Acquiring Fund shall cause its administrator to deliver a copy of its valuation report to TMF and to the Acquired Fund at the Closing.

3.       CLOSING(S) AND CLOSING DATE

         3.l The Closing for the Reorganization shall occur on March 1, 1999, and/or on such other date(s) as may be mutually agreed upon in writing by the parties hereto (each, a "Closing Date"). The Closing(s) shall be held at the offices of Paul, Hastings, Janofsky & Walker LLP, 345 California Street, San Francisco, California 94104 or at such other location as is mutually agreeable to the parties hereto. All acts taking place at the Closing(s) shall be deemed to take place simultaneously as of 10:00 a.m., local time on the Closing Date unless otherwise provided.

         3.2 The Acquiring Fund's custodian shall deliver at the Closing a certificate of an authorized officer stating that: (a) the Fund Assets have been delivered in proper form to the Acquiring Fund on the Closing Date and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, by the Acquired Fund in conjunction with the delivery of portfolio securities.

         3.3 Notwithstanding anything herein to the contrary, if on the Applicable Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of TMF, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Applicable Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption and reporting shall have been restored.


4.       COVENANTS WITH RESPECT TO THE ACQUIRING FUND AND THE ACQUIRED FUND

         4.1 With respect to the Acquired Fund, TMF has called or will call a meeting of Acquired Fund shareholders to consider and act upon this Agreement and to take all other actions reasonably necessary to obtain the approval of the transactions contemplated herein, including approval for the Acquired Fund's liquidating distribution of Acquiring Fund Shares contemplated hereby, and for TMF to terminate the Acquired Fund's qualification, classification and registration if requisite approvals are obtained with respect to the Acquired Fund. The Montgomery Funds, on behalf of the Acquired Fund, shall prepare the notice of meeting, form of proxy and proxy statement (collectively, "Proxy Materials") to be used in connection with that meeting.

         4.2 TMF, on behalf of the Acquired Fund, covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

         4.3 TMF, on behalf of the Acquired Fund, will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of shares of the Acquired Fund.

         4.4 Subject to the provisions hereof, TMF, on its own behalf and on behalf of the Acquiring Fund and the Acquired Fund, will take, or cause to be taken, all actions, and do, or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated herein.

         4.5 TMF, on behalf of the Acquired Fund, shall furnish to the Acquiring Fund on the Closing Date, a final statement of the total amount of the Acquired Fund's assets and liabilities as of the Closing Date.

         4.6 TMF, on behalf of the Acquiring Fund, has prepared and filed, or will prepare and file, with the Securities and Exchange Commission (the "SEC") a registration statement on Form N-14 under the Securities Act of 1933, as amended (the "1933 Act"), relating to the Acquiring Fund Shares (the "Registration Statement"). TMF, on behalf of the Acquired Fund, has provided or will provide the Acquiring Fund with the Proxy Materials for inclusion in the Registration Statement, prepared in accordance with paragraph 4.1, and with such other information and documents relating to the Acquired Fund as are requested by the Acquiring Fund and as are reasonably necessary for the preparation of the Registration Statement.

         4.7 As soon after the Closing Date as is reasonably practicable, TMF, on behalf of the Acquired Fund: (a) shall prepare and file all federal and other tax returns and reports of the Acquired Fund required by law to be filed with respect to all periods ending on/or before the Closing Date but not theretofore filed and (b) shall pay all federal and other taxes shown as due thereon and/or all federal and other taxes that were unpaid as of the Closing Date.

         4.8 Following the transfer of Fund Assets by the Acquired Fund to the Acquiring Fund and the assumption of the Stated Liabilities of the Acquired Fund in exchange for Acquiring Fund Shares as contemplated herein, TMF will file any final regulatory reports, including but not limited to any Form N-SAR and Rule 24f-2 filings with respect to the Acquired Fund, promptly after the Closing Date and also will take all other steps as are necessary and proper to effect the termination or declassification of the Acquired Fund in accordance with the laws of the Commonwealth of Massachusetts and other applicable requirements.

5.       REPRESENTATIONS AND WARRANTIES

         5.1 TMF, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

                  (a) TMF was duly created pursuant to its Agreement and Declaration of Trust by the Trustees for the purpose of acting as a management investment company under the Investment Company Act of 1940 (the "1940 Act") and is validly existing under the laws of the Commonwealth of Massachusetts, and the Declaration of Trust directs the Trustees to manage the affairs of TMF and grants them all powers necessary or desirable to carry out such responsibility, including administering TMF's business as currently conducted by TMF and as described in the current prospectuses of TMF. TMF is registered as an investment company classified as an open-end management company, under the 1940 Act and its registration with the SEC as an investment company is in full force and effect;

                  (b) The Registration Statement, including the current prospectus and statement of additional information of the Acquiring Fund, conforms or will conform, at all times up to and including the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and do not include or will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

                  (c) The Acquiring Fund is not in violation of, and the execution, delivery and performance of this Agreement by TMF for itself and on behalf of the Acquiring Fund does not and will not (i) violate TMF's Declaration of Trust or By-Laws, or (ii) result in a breach or violation of, or constitute a default under, any material agreement or material instrument, to which TMF is a party or by which its properties or assets are bound;

                  (d) Except as previously disclosed in writing to the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to TMF's knowledge, threatened against TMF or its business, the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect TMF or the Acquiring Fund's financial condition or the conduct of their business. TMF knows of no facts that might form the basis for the institution of any such proceeding or investigation, and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;

                  (e) All issued and outstanding shares, including shares to be issued in connection with the Reorganization, of the Acquiring Fund will, as of the Closing Date, be duly authorized and validly issued and outstanding, fully paid and nonassessable, the shares of each class of the Acquiring Fund issued and outstanding before the Closing Date were offered and sold in compliance with the applicable registration requirements, or exemptions therefrom, of the 1933 Act, and all applicable state securities laws, and the regulations thereunder, and the Acquiring Fund does not have outstanding any option, warrants or other rights to subscribe for or purchase any of its shares nor is there outstanding any security convertible into any of its shares;

                  (f) The execution, delivery and performance of this Agreement on behalf of the Acquiring Fund will have been duly authorized prior to the Closing Date by all necessary action on the part of TMF, the Trustees and the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of TMF and the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles;

                  (g) On the effective date of the Registration Statement, at the time of the meeting of the Acquired Fund shareholders and on the Closing Date, any written information furnished by TMF with respect to the Acquiring Fund for use in the Proxy Materials, the Registration Statement or any other materials provided in connection with the Reorganization does not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

                  (h) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act or Massachusetts law for the execution of this Agreement by TMF, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by The Montgomery Funds for itself and on behalf of the Acquiring Fund, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required after the Closing Date;

                  (i) The Statement of Assets and Liabilities, Statement of Operations and Statements of Changes in Net Assets of the Acquiring Fund as of and for the year ended June 30, 1998, audited by PricewaterhouseCoopers LLP (copies of which have been or will be furnished to the Acquired Fund) fairly present, in all material respects, the Acquiring Fund's financial condition as of such date and its results of operations for such period in accordance with generally accepted accounting principles consistently applied, and as of such dates there were no liabilities of the Acquiring Fund (contingent or otherwise) known to TMF that were not disclosed therein but that would be required to be disclosed therein in accordance with generally accepted accounting principles;

                  (j) Since the date of the most recent audited financial statements, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business; or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed in writing to and accepted by the Acquired Fund, prior to the Closing Date (for the purposes of this subparagraph (j), neither a decline in the Acquiring Fund's net asset value per share nor a decrease in the Acquiring Fund's size due to redemptions shall be deemed to constitute a material adverse change);

                  (k) For each full and partial taxable year from its inception through the Closing Date, the Acquiring Fund has qualified as a separate regulated investment company under the Code and has taken all necessary and required actions to maintain such status; and

                  (1) All federal and other tax returns and reports of TMF and the Acquiring Fund required by law to be filed on or before the Closing Date shall have been filed, and all taxes owed by TMF or the Acquiring Fund shall have been paid so far as due, and to the best of TMF's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return.

         5.2 TMF, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

                  (a) TMF was duly created pursuant to its Agreement and Declaration of Trust by the Trustees for the purpose of acting as a management investment company under the 1940 Act and is validly existing under the laws of the Commonwealth of Massachusetts, and the Agreement and Declaration of Trust directs the Trustees to manage the affairs of TMF and grants them all powers necessary or desirable to carry out such responsibility, including administering TMF's business as currently conducted by TMF and as described in the current prospectuses of TMF. TMF is registered as an investment company classified as an open-end management company, under the 1940 Act and its registration with the SEC as an investment company is in full force and effect;

                  (b) All of the issued and outstanding shares of the Acquired Fund have been offered and sold in compliance in all material respects with applicable registration or notice requirements of the 1933 Act and state securities laws; all issued and outstanding shares of each class of the Acquired Fund are, and on the Closing Date will be, duly authorized and validly issued and outstanding, and fully paid and non-assessable, and the Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

                  (c) The Acquired Fund is not in violation of, and the execution, delivery and performance of this Agreement by TMF for itself and on behalf of the Acquired Fund does not and will not (i) violate TMF's Agreement and Declaration of Trust or By-Laws, or (ii) result in a breach or violation of, or constitute a default under, any material agreement or material instrument to which TMF is a party or by its properties or assets are bound;

                  (d) Except as previously disclosed in writing to the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to TMF's knowledge, threatened against the Acquired Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect the Acquired Fund's financial condition or the conduct of its business, TMF knows of no facts that might form the basis for the institution of any such proceeding or investigation, and the Acquired Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;

                  (e) The Statement of Assets and Liabilities, Statements of Operations and Statements of Changes in Net Assets of the Acquired Fund as of and for the period ended June 30, 1998, audited by PricewaterhouseCoopers LLP (copies of which have been or will be furnished to the Acquiring Fund) fairly present, in all material respects, the Acquired Fund's financial condition as of such date and its results of operations for such period in accordance with generally accepted accounting principles consistently applied, and as of such date there were no liabilities of the Acquired Fund (contingent or otherwise) known to TMF that were not disclosed therein but that would be required to be disclosed therein in accordance with generally accepted accounting principles;

                  (f) Since the date of the most recent audited financial statements, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed in writing to and accepted by the Acquiring Fund, prior to the Closing Date (for the purposes of this subparagraph (f), neither a decline in the Acquired Fund's net asset value per share nor a decrease in the Acquired Fund's size due to redemptions shall be deemed to constitute a material adverse change);

                  (g) All federal and other tax returns and reports of TMF and the Acquired Fund required by law to be filed on or before the Closing Date shall have been filed, and all taxes owed by TMF or the Acquired Fund shall have been paid so far as due, and to the best of TMF's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;

                  (h) For each full and partial taxable year from its inception through the Closing Date, the Acquired Fund has qualified as a separate regulated investment company under the Code and has taken all necessary and required actions to maintain such status;

                  (i) At the Closing Date, the Acquired Fund will have good and marketable title to the Fund Assets and full right, power and authority to assign, deliver and otherwise transfer such Fund Assets hereunder, and upon delivery and payment for such Fund Assets as contemplated herein, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the ownership or transfer thereof other than such restrictions as might arise under the 1933 Act;

                  (j) The execution, delivery and performance of this Agreement on behalf of the Acquired Fund will have been duly authorized prior to the Closing Date by all necessary action on the part of TMF, the Trustees and the Acquired Fund, and this Agreement will constitute a valid and binding obligation TMF and the Acquired Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles;

                  (k) From the effective date of the Registration Statement, through the time of the meeting of the Acquired Fund Investors, and on the Closing Date, the Proxy Materials (exclusive of the portions of the Acquiring Fund's Prospectus contained or incorporated by reference therein, and exclusive of any written information furnished by TMF with respect to the Acquiring Fund): (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act and the regulations thereunder and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading, and as of such dates and times, any written information furnished by TMF, on behalf of the Acquired Fund, for use in the Registration Statement or in any other manner that may be necessary in connection with the transactions contemplated hereby does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading; and

                  (l) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Massachusetts law for the execution of this Agreement by TMF, for itself and on behalf of the Acquired Fund, or the performance of the Agreement by TMF for itself and on behalf of the Acquired Fund, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

6.       CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRED FUND

         The obligations of TMF to consummate the Reorganization with respect to the Acquired Fund shall be subject to the performance by TMF, for itself and on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions with respect to the Acquiring Fund:

         6.1 All representations and warranties of TMF with respect to the Acquiring Fund contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated herein, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

         6.2 TMF, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund at the Closing a certificate executed on behalf of the Acquiring Fund by TMF's President, Vice President, Assistant Vice President, Secretary or Assistant Secretary in a form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of TMF with respect to the Acquiring Fund made herein are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein, and as to such other matters as the Acquired Fund shall reasonably request.

         6.3 Unless waived by the Acquired Fund, the Acquired Fund shall have received at the Closing a favorable opinion of Paul, Hastings, Janofsky & Walker LLP, counsel to TMF, dated as of the Closing Date, in a form reasonably satisfactory to the Acquired Fund, substantially to the effect that:

                  (a) TMF is a duly registered,  open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect; (b) the Acquiring Fund is a separate portfolio of TMF, which is a business trust duly created pursuant to its Agreement and Declaration of Trust, is legally existing and in good standing under the laws of the Commonwealth of Massachusetts, and the Agreement and Declaration of Trust directs the Trustees to manage the affairs of TMF and grants them all powers necessary or desirable to carry out such responsibility, including administering TMF's business as described in the current prospectuses of TMF; (c) this Agreement has been duly authorized, executed and delivered by TMF on behalf of TMF and the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement on behalf of the Acquired Fund, is a valid and binding obligation of TMF, enforceable against TMF in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles; (d) the Acquiring Fund Shares to be issued to the Acquired Fund and then distributed to the Acquired Fund Investors pursuant to this Agreement are duly registered under the 1933 Act on the appropriate form, and are duly authorized and upon such issuance will be validly issued and outstanding and fully paid and non-
         assessable, and no shareholder of the Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof; (e) the Registration Statement has become effective with the SEC and, to the best of such counsel's knowledge, no stop order suspending the effectiveness thereof has been issued and no proceedings for that purpose have been instituted or are pending or threatened; (f) no consent, approval, authorization, filing or order of any court or governmental authority of the United States or any state is required for the consummation of the Reorganization with respect to the Acquiring Fund, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required after the Closing Date; and (g) to the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to TMF or the Acquiring Fund or any of their properties or assets and neither TMF nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business.

         6.4 As of the Closing Date, there shall have been no material change in the investment objective, policies and restrictions nor any material change in the investment management fees, fee levels payable pursuant to any 12b-1 plan of distribution, other fees payable for services provided to the Acquiring Fund, fee waiver or expense reimbursement undertakings, or sales loads of the Acquiring Fund from those fee amounts, undertakings and sales load amounts described in the prospectus of the Acquiring Fund delivered to the Acquired Fund pursuant to paragraph 4.1 and in the Proxy Materials.

         6.5 With respect to the Acquiring Fund, the Board of Trustees of TMF shall have determined that the Reorganization is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of the Reorganization.


7.       CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING FUND

         The obligations of TMF to consummate the Reorganization with respect to the Acquiring Fund shall be subject to the performance by TMF of all the obligations to be performed by it hereunder, with respect to the Acquired Fund, on or before the Closing Date and, in addition thereto, the following conditions:

         7.1 All representations and warranties of TMF with respect to the Acquired Fund contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

         7.2 TMF, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund at the Closing a certificate executed on behalf of the Acquired Fund, by TMF's President, Vice President, Assistant Vice President, Secretary or Assistant Secretary, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of TMF with respect to the Acquired Fund made herein are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein and as to such other matters as the Acquiring Fund shall reasonably request.

         7.3 Unless waived by the Acquiring Fund, the Acquiring Fund shall have received at the Closing a favorable opinion from Paul, Hastings, Janofsky & Walker LLP, counsel to TMF, dated as of the Closing Date, in a form reasonably satisfactory to the Acquiring Fund, substantially to the effect that:

                  (a) TMF is a duly registered,  open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect; (b) the Acquired Fund is a separate portfolio of TMF, which is a business trust duly created pursuant to its Agreement and Declaration of Trust, is validly existing and in good standing under the laws of the Commonwealth of Massachusetts, and the Agreement and Declaration of Trust directs the Trustees to manage the affairs of TMF and grants them all powers necessary or desirable to carry out such responsibility, including administering TMF's business as described in the current prospectuses of TMF; (c) this Agreement has been duly authorized, executed and delivered by TMF on behalf of TMF and the Acquired Fund and, assuming due authorization, execution and delivery of this Agreement on behalf of the Acquiring Fund, is a valid and binding obligation of TMF, enforceable against TMF in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles; (d) no consent, approval, authorization, filing or order of any court or governmental authority of the United Sates or any state is required for the consummation of the Reorganization with respect to the Acquired Fund, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date; and (e) to the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to TMF or the Acquired Fund or any of their properties or assets and neither TMF nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely effects its business.

         7.4 With respect to the Acquired Fund, the Board of Trustees of TMF shall have determined that the Reorganization is in the best interests of the Acquired Fund.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

         The obligations of the Acquiring Fund and of the Acquired Fund herein are each subject to the further conditions that on or before the Closing Date with respect to the Acquiring Fund and the Acquired Fund:

         8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of TMF's Agreement and Declaration of Trust and the requirements of the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund.

         8.2 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or any of the transactions contemplated herein.

         8.3 All consents of other parties and all other consents, orders, approvals and permits of federal, state and local regulatory authorities (including, without limitation, those of the SEC and of state securities authorities) deemed necessary by TMF, on behalf of the Acquiring Fund or the Acquired Fund, to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not, in the opinion of the party asserting that the condition to closing has not been satisfied, involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.

         8.4 The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         8.5 The Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Acquired Fund's shareholders substantially all of the Acquired Fund's investment company taxable income for all taxable years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and substantially all of its net capital gain realized in all taxable years ending on or prior to the Closing Date (after reduction for any capital loss carryover).

         8.6 The Montgomery Funds shall have received the opinion of Paul, Hastings, Janofsky & Walker LLP addressed to both the Acquiring Fund and the Acquired Fund (and based on customary representation certificates from TMF, the Acquiring Fund and the Acquired Fund) substantially to the effect that, for federal income tax purposes:

                  (a) the transfer by the Acquired Fund of the Fund Assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Stated Liabilities will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code and the Acquiring Fund and the Acquired Fund each are a "party to a reorganization" within the meaning of Section 368(b) of the Code; (b) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the Fund Assets solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Stated Liabilities; (c) no gain or loss will be recognized by the Acquired Fund upon the transfer of the Fund Assets to the Acquiring Fund and the assumption by the Acquiring Fund of the Stated Liabilities in exchange for the Acquiring Fund Shares or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to the Acquired Fund shareholders in exchange for their shares of the Acquired Fund; (d) no gain or loss will be recognized by the Acquired Fund Investors upon the exchange of their Acquired Fund Shares for the Acquiring Fund Shares;
         (e) the aggregate tax basis for the Acquiring Fund Shares received by each of the Acquired Fund Investors pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by each Acquired Fund Investors will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder (provided the Acquired Fund shares were held as capital assets on the date of the Reorganization); and (f) the tax basis of the Acquired Fund assets acquired by the Acquiring Fund will be same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization, and the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the condition set forth in this paragraph 8.6.


9.       EXPENSES


         9.1 Except as may be otherwise provided herein, each of the Acquired Fund and the Acquiring Fund shall be liable for its respective expenses incurred in connection with entering into and carrying out the provisions of this Agreement, whether or not the transactions contemplated hereby are consummated. The expenses payable by the Acquired Fund hereunder shall include (i) fees and expenses of its counsel and independent auditors incurred in connection with the Reorganization; (ii) expenses associated with printing and mailing the Prospectus/Proxy Statement and soliciting proxies in connection with the meeting of shareholders of the Acquired Fund referred to in paragraph 4.1 hereof; (iii) all fees and expenses related to the liquidation of the Acquired Fund; (iv) fees and expenses of the Acquired Fund's custodian and transfer agent(s) incurred in connection with the Reorganization; and (v) any special pricing fees associated with the valuation of the Acquired Fund's portfolio on the Applicable Valuation Date. Montgomery Asset Management, LLC, has agreed to reimburse the Acquired Fund for the expenses listed in items (i), (ii), (iii) (iv) and (v) above. The expenses payable by the Acquiring Fund hereunder shall include (i) fees and expenses of its counsel and independent auditors incurred in connection with the Reorganization; (ii) expenses associated with preparing this Agreement and preparing and filing the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued in the Reorganization; (iii) registration or qualification fees and expenses of preparing and filing such forms, if any, as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection with the Reorganization; (iv) any fees and expenses of the Acquiring Fund's custodian and transfer agent(s) incurred in connection with the Reorganization; and (v) any special pricing fees associated with the valuation of the Acquiring Fund's portfolio on the Applicable Valuation Date. Montgomery Asset Management, LLC, has agreed to reimburse the Acquiring Fund for the expenses listed in items (i), (ii), (iii), (iv) and (v) above.



10.      ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1 This Agreement constitutes the entire agreement between the parties and supersedes any prior or contemporaneous understanding or arrangement with respect to the subject matter hereof.

         10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated herein.


11.      TERMINATION

         11.1 This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time before the Closing by the mutual written consent of the Acquiring Fund and the Acquired Fund.


12.      AMENDMENTS

         This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of TMF, acting on behalf of the Acquired Fund and the Acquiring Fund; provided, however, that following the meeting of the shareholders of the Acquired Fund, no such amendment may have the effect of changing the provisions for determining the number of shares of the Acquiring Fund to be to the Acquired Fund Investors under this Agreement to the detriment of such Acquired Fund Investors, or otherwise materially and adversely affecting the Acquired Fund, without the Acquired Fund obtaining the Acquired Fund Investors' further approval except that nothing in this paragraph 12 shall be construed to prohibit the Acquiring Fund and the Acquired Fund from amending this Agreement to change the Closing Date or Applicable Valuation Date by mutual agreement.

13.      NOTICES

         Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed to:

For TMF, on behalf of itself and the Acquiring Fund and/or Acquired Fund:

The Montgomery Funds
101 California Street
San Francisco, California 94111
Attention: David J. Thelander, Esq.
           General Counsel

     With a copy to:

              David A. Hearth, Esq.
              Paul, Hastings, Janofsky & Walker LLP
              345 California St., 29th Floor
              San Francisco, California 94104


14.      HEADINGS;  COUNTERPARTS;   GOVERNING  LAW;  ASSIGNMENT;  LIMITATION  OF
         LIABILITY

         14.1 The article and paragraph headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. All references herein to Articles, paragraphs, subparagraphs or Exhibits shall be construed as referring to Articles, paragraphs or subparagraphs hereof or Exhibits hereto, respectively. Whenever the terms "hereto", "hereunder", "herein" or "hereof" are used in this Agreement, they shall be construed as referring to this entire Agreement, rather than to any individual Article, paragraph, subparagraph or sentence.

         14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         14.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts.

         14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be duly executed by its authorized officer.


The Montgomery Funds,
for itself and on behalf of
the Montgomery U.S.
Emerging Growth Fund


By: /s/ Downey L. Hebble
    -------------------------
    Downey L. Hebble
    Assistant Vice President


The Montgomery Funds,
for itself and on behalf of
the Montgomery Small Cap
Opportunities Fund


By: /s/ Downey L. Hebble
    -------------------------
    Downey L. Hebble
    Assistant Vice President

                    -----------------------------------------

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                            FOR THE REORGANIZATION OF

                     MONTGOMERY SMALL CAP OPPORTUNITIES FUND

                                      INTO

                      MONTGOMERY U.S. EMERGING GROWTH FUND

                    -----------------------------------------

                              THE MONTGOMERY FUNDS

                         ------------------------------

                              101 California Street
                         San Francisco, California 94111
                                 1-800-572-FUND

                 -----------------------------------------------


                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 15, 1999
                     FOR REGISTRATION STATEMENT ON FORM N-14

         This Statement of Additional Information is not a prospectus and should be read in conjunction with the Combined Proxy Statement and Prospectus dated January 15, 1999, which has been filed by The Montgomery Funds (the "Trust") in connection with a Special Meeting of Shareholders of the Montgomery Small Cap Opportunities Fund (the "Opportunities Fund") of the Trust that has been called to vote on an Agreement and Plan of Reorganization (and the transactions contemplated thereby). Copies of the Combined Proxy Statement and Prospectus may be obtained at no charge by writing The Montgomery Funds at the address indicated above or by calling toll-free 1-800-572-FUND.


         Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement and Prospectus.


         Further information about the Trust, the Opportunities Fund, and Montgomery U.S. Emerging Growth Fund (the "Emerging Fund", and, together, the "Funds") is contained in the Funds' Combined Prospectus (including other Montgomery Funds) dated October 31, 1998, and the Annual Report of the Funds for the fiscal year ended June 30, 1998. The Funds' Statement of Additional
Information (including other Montgomery Funds), dated October 31, 1998, is incorporated by reference in this Statement of Additional Information and is available without charge by calling the Montgomery Funds toll-free at 1-800-572-FUND.


         Pro-forma financial statements are attached hereto as Exhibit A.


                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
General Information ........................................................ B-2
Exhibit A .................................................................. B-3

                               GENERAL INFORMATION


         The shareholders of the Opportunities Fund are being asked to approve a form of Agreement and Plan of Reorganization (the "Plan") combining the Opportunities Fund into the Emerging Fund (and the transactions contemplated thereby). The Plan contemplates the transfer of all substantially all of the assets and liabilities of the Opportunities Fund as of the Effective Date to the Emerging Fund, and the assumption by the Emerging Fund of the liabilities of the Opportunities Fund, in exchange for Class R shares of the Emerging Fund. Immediately after the Effective Date, the Opportunities Fund will distribute to its Class R and Class P shareholders of record as of the close of business on the Effective Date the Class R shares of the Emerging Fund received. The shares of the Emerging Fund that will be issued for distribution to the Opportunities Fund's Shareholders will have an aggregate net asset value equal to the aggregate net asset value of the shares of the Opportunities Fund held as of the Closing Date. The Trust will then take all necessary steps to terminate the qualification, registration and classification of the Opportunities Fund. All issued and outstanding shares of the Opportunities Fund will be canceled on the Opportunities Fund's books. Shares of the Emerging Fund will be represented only by book entries; no share certificates will be issued.

         A Special Meeting of the Opportunities Fund's shareholders to consider the transaction will be held at the offices of the Trust, 101 California Street, 35th Floor, San Francisco, California 94111 on March 1, 1999 at 10 a.m., local time.

         For further information about the transaction, see the Combined Proxy Statement and Prospectus. For further information about the Trust, the Opportunities Fund and the Emerging Fund, see the Opportunities Funds' Combined Statement of Additional Information, dated October 31, 1998, which is available without charge by calling the Trust at 1-800-572-FUND.

                                    Exhibit A


                        [Pro Forma Financial Statements]

                      Montgomery U.S. Emerging Growth Fund

                                       and

                     Montgomery Small Cap Opportunities Fund


               Proforma Combining Financial Statements (Unaudited)

The accompanying unaudited proforma combining investment portfolio and statement of assets and liabilities assumes that the exchange described in the next paragraph occurred as of December 31, 1998 and the unaudited proforma combining statements of operations of Montgomery U.S. Emerging Growth Fund as if the combination with Montgomery Small Cap Opportunities Fund has been consummated at July 1, 1998. These historical statements have been derived from Montgomery U.S. Emerging Growth Fund's and Montgomery Small Cap Opportunities Fund's books and records utilized in calculating daily net asset value at December 31, 1998, and for the six-month period then ended.

The proforma statements give effect to the proposed transfer of all assets of Montgomery Small Cap Opportunities Fund to Montgomery U.S. Emerging Growth Fund in exchange for the assumption by Montgomery U.S. Emerging Growth Fund of all of the liabilities of Montgomery Small Cap Opportunities Fund and for a number of U.S. Emerging Growth Fund's shares equal in value to the value of the net assets of Montgomery Small Cap Opportunities Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of Montgomery U.S. Emerging Growth Fund for pre-combining periods will not be restated. The proforma statements of assets and liabilities and of operations do not reflect the expenses of either fund in carrying out its obligations under the Agreement and Plan of Reorganization. Under the Agreement and Plan of Reorganization, Montgomery Asset Management, LLC has agreed to reimburse the funds for expenses incurred in connection with the reorganization.

The unaudited proforma combining statements should be read in conjunction with the separate financial statements of Montgomery U.S. Emerging Growth Fund and Montgomery Small Cap Opportunities Fund incorporated by reference in this statement of additional information.

                      Montgomery U.S. Emerging Growth Fund

                                       and

                     Montgomery Small Cap Opportunities Fund


          Notes to Proforma Combining Financial Statements (Unaudited)

                                December 31, 1998


The proforma adjustments to these proforma financial statements are comprised of the following:

(A) Issuance of U.S. Emerging Growth Fund shares to the holders of shares of Montgomery Small Cap Opportunities Fund.

(B) Elimination and reduction of duplicative expenses as a result of the merger.

Montogmery U.S. Emerging Growth Fund
Schedule of Investments
December 31, 1998

Shares                                             Description                                              Value

Common Stocks:

Metal Fabrications
220,000                                            Encore Wire Corp.                                     $ 2,035,000

Industrial Machinery/Components
275,000                                            Applied Power, Inc.                                    10,381,250

Construction/AG Equipment/Trucks
335,000                                            Manitowoc                                              14,865,625

Auto Parts:  O.E.M.
200,000                                            Donnelly Corporation                                    2,600,000

Building Products
491,000                                            Elcor Corp                                             15,865,437
459,100                                            Interface, Inc.                                         4,261,021
57,500                                             TJ International                                        1,477,031
                                                                                                         -----------
                                                                                                          21,603,489

Electrical Products
160,000                                            Kollmorgen Corp.                                        2,440,000

Aerospace
310,100                                            Moog, Inc.                                             12,132,662

Engineering & Construction
232,000                                            Granite Construction, Inc.                              7,786,500





Building Materials
135,000                                            Republic Group Inc.                                     2,708,437

Specialty Chemicals
203,500                                            Tetra Technologies Inc.                                 2,213,062

Containers/Packaging
140,000                                            Aptargroup Inc.                                         4,826,750
98,650                                             Ivex Packaging Corp.                                    2,293,612
                                                                                                         -----------
                                                                                                           7,120,362

Specialty Steels
29,800                                             Carpenter Technology                                    1,011,337

Paints/Coatings
82,763                                             Ferro Corp Com                                          2,151,838

Environmental Services
240,000                                            Casella Waste Systems Inc.-A                            8,895,000
128,000                                            Tetra Tech Inc.                                         3,452,000
                                                                                                         -----------
                                                                                                          12,347,000

Diversified Commercial Services
103,275                                            BA Merchant Services Inc. - A                           2,078,409
293,600                                            Caribiner Int'l Inc.                                    2,679,100
62,000                                             Catalina Marketing Corp.                                4,239,450
33,300                                             Fair Isaac & Co Inc Com                                 1,538,044
520,225                                            HA-LO Industries                                       19,573,466
105,000                                            Interim Services                                        2,454,375
31,500                                             Nova Corporation                                        1,092,656
290,000                                            Administaff Inc.                                        7,250,000
101,500                                            Bell & Howell Company                                   3,837,969
400,000                                            Intelligroup Inc.                                       7,125,000
250,000                                            Maximus Inc.                                            9,250,000





396,000                                            On Assignment Inc.                                     13,525,875
200,000                                            Personnel Group Of America Inc.                         3,500,000
320,000                                            Romac International, Inc.                               7,100,000
                                                                                                         -----------
                                                                                                          85,244,344

Advertising
360,000                                            TMP Wordwide Inc.                                      15,322,499
100,000                                            Ackerley Group Inc.                                     1,825,000
200,000                                            Snyder Communications Inc.                              6,750,000
                                                                                                         -----------
                                                                                                          23,897,499
Food Distributors
343,300                                            Fleming Companies, Inc.                                 3,561,737

Printing/Forms
75,000                                             Big Flower Holdings Inc.                                1,654,687
45,250                                             World Color Press Inc.                                  1,377,297
                                                                                                         -----------
                                                                                                           3,031,984
Edp Services
229,200                                            Acxiom Corp Com                                         7,090,875
57,050                                             Analysts International Corp.                            1,101,778
96,125                                             Computer Task Group, Inc.                               2,607,391
                                                                                                         -----------
                                                                                                          10,800,044

Computer Software
70,000                                             Synopsys                                                3,793,125
317,500                                            Indus International Inc.                                2,212,578
310,000                                            Micros Systems Inc.                                    10,075,000
325,000                                            Platinum Software Corp.                                 4,143,750
                                                                                                         -----------
                                                                                                          20,224,453
Other Consumer Services
160,000                                            Education Management Corporation                        3,765,000




Clothing/Shoe/Accessory Stores
65,100                                             The Men's Wearhouse Inc.                                2,050,650
240,000                                            Ann Taylor Stores Corp.                                 9,465,000
                                                                                                         -----------
                                                                                                          11,515,650

Other Specialty Stores
175,500                                            Regis Corp.                                             7,014,516
325,000                                            Linens 'N Things Inc.                                  12,878,125
                                                                                                         -----------
                                                                                                          19,892,641

Catalog/Specialty Distribution
251,800                                            Coldwater Creek Inc.                                    3,493,724

Newspapers
290,000                                            Hollinger International                                 4,041,875


Restaurants
250,000                                            Consolidated Products, Inc.                             5,156,250
145,000                                            CEC Entertainmen, Inc.                                  4,023,750
                                                                                                         -----------
                                                                                                           9,180,000
Drug Store Chains
425,000                                            Duane Reade Inc.                                       16,362,500

Major Pharmaceuticals
485,000                                            Catalytica Inc.                                         8,760,312

Medical Specialties
190,000                                            Cooper Companies Inc.                                   3,930,625
44,500                                             Cooper Companies Inc.                                     920,594
                                                                                                         -----------
                                                                                                           4,851,219
Medical/Nursing Services
170,725                                            Orthodontic Centers of America, Inc.                    3,318,467

Oil & Gas Production
350,000                                            Belco Oil & Gas Corp.                                   1,946,875





Contract Drilling
144,800                                            R&B Falcon                                              1,104,000

Oilfield Services/Equipment
290,000                                            Varco International                                     2,247,500

Semiconductors
129,000                                            Actel Corporation                                       2,596,125

Telecommunications Equipment
336,500                                            Aspect Telecommunications                               5,867,719
106,350                                            Comverse Technology                                     7,547,526
153,000                                            Harmonic Lightwaves, Inc.                               2,883,094
                                                                                                         -----------
                                                                                                          16,298,339
Electronic Components
240,000                                            Plexus Corp.                                            8,085,000

Military/Government/Technical
106,900                                            SBS Technologies, Inc.                                  1,940,903
84,300                                             Cubic Corp.                                             1,580,625
                                                                                                         -----------
                                                                                                           3,521,528
Precision Instruments
40,000                                             Waters Corporation                                      3,490,000

Office/Plant Automation
140,100                                            Kronos, Inc.                                            6,230,071

Trucking
315,000                                            Swift Transportation Co Inc.                            8,760,937
77,700                                             USFreightways Corporation                               2,263,012
                                                                                                         -----------
                                                                                                          11,023,949
Homebuilding
180,000                                            Champion Enterprises                                    4,927,500
191,625                                            Kaufman and Broad Home Corp.                            5,509,219





45,000                                             Champion Enterprises                                    1,231,875
                                                                                                         -----------
                                                                                                          11,668,594

Home Furnishings
75,000                                             Ethan Allen Interiors Inc.                              3,075,000
150,730                                            Pillowtex Corp.                                         4,032,027
                                                                                                         -----------
                                                                                                           7,107,027

Consumer Electronics/Appliances
120,000                                            ITI Technolocy, Inc.                                    3,735,000


Recreational Products/Toys
65,200                                             Action Performance Companies, Inc.                      2,302,375

Apparel
52,000                                             Jones Apparel Group                                     1,147,250

Package Goods/Cosmetics
457,800                                            Playtex Prods Inc. Com                                  7,353,412

Specialty Foods/candy
200,000                                            Celestial Seasonings                                    5,531,250
155,000                                            Nature's Sunshine Products, Inc.                        2,344,375
90,000                                             Suiza Foods Corp                                        4,584,375
                                                                                                         -----------
                                                                                                          12,460,000

Savings & Loan Associations
190,000                                            Bank United Corp.                                       7,439,687
80,000                                             Commercial Federal Corp.                                1,855,000
                                                                                                         -----------
                                                                                                           9,294,687

Investment Managers
363,000                                            Waddell & Reed Financial                                8,598,651





Specialty Insurers
138,000                                            Amerin Corporation                                      3,372,375

Property-Casualty Insurers
43,600                                             W.R. Berkley Corp.                                      1,471,500

Broadcasting
260,000                                            Metro Networks, Inc.                                   11,066,250
6,000                                              Lindberg Corp.                                             54,937
                                                                                                         -----------
                                                                                                          11,121,187

Repurchase Agreements:
17,692,000                                         Prudential, 5.15%, due 1/4/99                          17,692,000
15,541,000                                         PaineWebber, 5.15%, due 1/4/99                         15,541,000
                                                                                                         -----------
                                                                                                          33,233,000
                                                                                                         -----------
Total Investments (cost $372,225,330)                                                                    502,746,456
                                                                                                         ===========

Montgomery U.S. Emerging Growth Fund
Pro Forma Statement of Assets and Liabilities
December 31, 1998 (Unaudited)

                                                                              U.S.           Small          Pro              Pro
                                                                            Emerging          Cap          Forma            Forma
Assets                                                                       Growth      Opportunities  Adjustments       Combined

Investments in securities, at value (Identified cost $300,384,027,
   $71,841,303, and $372,225,330, respectively)                           $410,889,168   $ 91,857,110                   $502,746,278
Cash                                                                           321,224        506,873                        828,097
Dividends and interest receivable                                               87,208         20,819                        108,027
Receivable for securities sold                                               1,352,491        279,667                      1,632,158
Variation margin                                                             1,599,963           --                        1,599,963
Receivable for fund shares sold                                                 89,208          1,475                         90,683
Other receivables                                                                 --          119,087                        119,087
                                                                          ----------------------------------------------------------
   Total Assets                                                            414,339,262     92,785,031                    507,124,293
                                                                          ----------------------------------------------------------

Liabilities

Payable for investments purchased                                         $  3,467,599   $  1,389,541                   $  4,857,140
Payable for fund shares redeemed                                                82,756           --                           82,756
Distribution payable to shareholders                                             1,453          4,426                          5,879
Management fees payable                                                        144,670         97,773                        242,443
Administration fees payable                                                     21,524          2,564                         24,088
Share marketing plan fee payable (class P only)                                   --               23                             23
Custodian fees payable                                                          16,220          6,628                         22,848
Trustees' fees and expenses payable                                              1,053          1,548                          2,601
Transfer agency fees payable                                                    53,878          6,677                         60,555
Other accrued liabilities                                                      111,524         39,002                        150,526
                                                                          ----------------------------------------------------------
   Total Liabilities                                                         3,900,677      1,548,182           --         5,448,859
                                                                          ----------------------------------------------------------

Net Assets                                                                $410,438,585   $ 91,236,849   $       --      $501,675,434
                                                                          ==========================================================

Net Assets:
   Class R                                                                $410,438,585   $ 90,910,275   $    326,574    $501,675,434
   Class P                                                                         n/a        326,574       (326,574)           --
                                                                          ----------------------------------------------------------
Net Assets                                                                $410,438,585   $ 91,236,849   $       --      $501,675,434
                                                                          ==========================================================
Number of Fund shares outstanding:
   Class R                                                                  19,823,717      5,572,009     (1,164,432)(A)  24,231,294
   Class P                                                                         n/a         20,469        (20,469)(A)        --
                                                                          ----------------------------------------------------------
Total Shares                                                                19,823,717      5,592,478     (1,184,901)     24,231,294
                                                                          ==========================================================
Class R shares:
   Net asset value, offering and redemption
     price per share outstanding                                          $      20.70   $      16.32                   $      20.70

Class P shares:
   Net asset value, offering and redemption
     price per share outstanding                                                   n/a          15.95

Montgomery U.S. Emerging Growth Fund
Pro Forma Statement of Operations
Six Months Ended December 31, 1998 (Unaudited)

                                                                        U.S.           Small             Pro                Pro
                                                                      Emerging          Cap             Forma              Forma
                                                                       Growth       Opportunities     Adjustments        Combined
Investment Income:
 Interest                                                          $   1,193,615           93,675                         1,287,290
Dividends                                                                477,408          145,789                           623,197
Miscellaneous                                                             22,493            9,021                            31,514
                                                                   ----------------------------------------------------------------
Total Income                                                           1,693,516          248,485             --          1,942,001
                                                                   ----------------------------------------------------------------

Expenses:
Management fee                                                     $   2,388,812          718,020           28,231 (B)    3,135,063
Transfer agency                                                          168,805          113,269             --            282,074
Administration fee                                                       120,006           41,888          (17,335)(B)      144,559
Share marketing plan fee                                                    --                  4               (4)(B)         --
Legal and audit                                                           31,758           23,299          (15,057)(B)       40,000
Accounting expenses                                                       68,957           22,611             --             91,568
Printing fees                                                             35,287           23,479             --             58,766
Other                                                                     59,787           64,944          (14,334)(B)      110,397
                                                                   ----------------------------------------------------------------
Total Expenses                                                         2,873,412        1,007,514          (18,499)       3,862,427
Fees deferred by manager                                                    --           (115,120)        (166,711)        (281,831)
                                                                   ----------------------------------------------------------------
Net Expenses                                                           2,873,412          892,394         (185,210)       3,580,596
                                                                   ----------------------------------------------------------------
Net Investment Income/(Loss)                                          (1,179,896)        (643,909)         185,210       (1,638,595)
                                                                   ----------------------------------------------------------------

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) from:
   Securities transactions                                            24,975,222       (9,457,626)            --         15,517,596
   Futures contracts                                                   5,142,528           78,627             --          5,221,155
   Other                                                                    --               --               --               --
                                                                   ----------------------------------------------------------------
Net Realized Gain/(Loss) on Investments                               30,117,750       (9,378,999)            --         20,738,751
                                                                   ----------------------------------------------------------------

Net Change in unrealized appreciation/(depreciation) of:
   Securities                                                        110,505,141       20,015,807             --        130,520,948
   Futures contracts                                                   1,448,931             --               --          1,448,931
                                                                   ----------------------------------------------------------------
Net Unrealized Appreciation of Investments                           111,954,072       20,015,807             --        131,969,879
                                                                   ----------------------------------------------------------------

Net Realized and Unrealized Gain on Investments                      142,071,822       10,636,808             --        152,708,630
                                                                   ----------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations               $ 140,891,926    $   9,992,899    $     185,210    $ 151,070,035
                                                                   ----------------------------------------------------------------


                    -----------------------------------------


                                     PART C

                              THE MONTGOMERY FUNDS
                                OTHER INFORMATION

                    -----------------------------------------

                              THE MONTGOMERY FUNDS

                         -------------------------------

                                    FORM N-14

                         -------------------------------

                                     PART C

                         -------------------------------

ITEM 15. INDEMNIFICATION

         Article VII, Section 3 of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

         Article VI of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is or was an agent of the Trust, against expenses, judgments, fines, settlement and other amounts actually and reasonable incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustee, officers, and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.


ITEM 16.  EXHIBITS

         (1) Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Post-Effective Amendment No.61 to Registration Statement N-1A (the "Registration Statement"), as filed with the Commission on October 29, 1998 ("Post-Effective Amendment No. 61").


         (2) Amended and Restated By-Laws are incorporated by reference to Post-Effective Amendment No. 61.


         (3)      Voting Trust Agreement - Not applicable.

         (4) Form of Agreement and Plan of Reorganization is included in Part A.

         (5)      Specimen Share Certificate - Not applicable.

         (6) Investment Advisory Contracts--Form of Investment Management Agreement is incorporated by reference to Post-Effective Amendment No. 52 to the Registration Statement as filed with the Commission on July 31, 1997 ("Post-Effective Amendment No. 52").

         (7)(A) Form of Underwriting Agreement is incorporated by reference to Post-Effective Amendment No. 52.

         (7)(B) Form of Selling Group Agreement is incorporated by reference to Pre-Effective Amendment No. 1.

         (8)      Benefit Plan(s) - Not applicable.

         (9)      Custody    Agreement   is   incorporated   by   reference   to
                  Post-Effective Amendment No. 61.

         (10) Form of Shareholder Services Plan is incorporated by reference to Post-Effective Amendment No. 61.

         (11) Consent and Opinion of Counsel as to legality of shares is incorporated by reference to Post-Effective Amendment No. 61.


         (12)     Opinion and Consent as to Tax Matters.


         (13)(A) Form of Administrative Services Agreement is incorporated by reference to Post-Effective Amendment No. 52.

         (13)(B) 18f-3Plan--Form of Amended and Restated Multiple Class Plan is incorporated by reference to Post-Effective Amendment No. 61.

         (14)     Independent Auditors' Consent.

         (15)     Not Applicable.


         (16) Power of Attorney is incorporated by reference to the initial filing of Form N-14 filed with the Commission on December 18, 1998.


         (17)     Not Applicable.

ITEM 17. UNDERTAKINGS.

         (1) Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (a) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES


         As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of San Francisco and State of California, on the 12th day of January, 1999.



                                                    THE MONTGOMERY FUNDS

                                                    George A. Rio*
                                                    ----------------------------
                                                    George A. Rio
                                                    President and Principal
                                                    Executive Officer; Treasurer
                                                    and Principal Financial and
                                                    Accounting Officer


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:


SIGNATURE                   TITLE                                    DATE
---------                   -----                                    ----


George A. Rio*              President and                       January 12, 1999
--------------------        Principal Executive Officer;
George A. Rio               Treasurer and Principal
                            Financial and Accounting Officer


R. Stephen Doyle*           Chairman of the                     January 12, 1999
--------------------        Board of Trustees
R. Stephen Doyle


Andrew Cox.*                Trustee                             January 12, 1999
--------------------
Andrew Cox


Cecilia H. Herbert*         Trustee                             January 12, 1999
--------------------
Cecilia H. Herbert


John A. Farnsworth*         Trustee                             January 12, 1999
--------------------
John A. Farnsworth




*By: /s/ David A. Hearth
     --------------------------------
    David A. Hearth, Attorney-in-Fact
    Pursuant to Power of Attorney
    previously filed

                                                          SEC File No. 333-69187

                              THE MONTGOMERY FUNDS

                                    FORM N-14

                                  EXHIBIT INDEX


Number            Exhibit
------            -------


12                Opinion and Consent to Tax Matters - Paul, Hastings,  Janofsky
                  & Walker LLP

14                Independent Auditors' Consent- PricewaterhouseCoopers LLP